Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)
Argentina – 0.7%
Globant S.A.*	4,689	$1,020
MercadoLibre, Inc.*	1,330	2,228
		3,248
Brazil – 5.1%
Ambev S.A. ADR*	1,588,667	4,861
B3 S.A. - Brasil Bolsa Balcao	69,700	836
Hapvida Participacoes e Investimentos S.A.	205,000	605
Localiza Rent a Car S.A.*	20,600	274
Locaweb Servicos de Internet S.A.*	13,700	212
Magazine Luiza S.A.	290,800	1,398
Notre Dame Intermedica Participacoes S.A.	58,500	888
Petroleo Brasileiro S.A. ADR (New York Exchange)	52,600	591
StoneCo Ltd., Class A*	23,521	1,974
Suzano S.A.*	521,353	5,838
Vale S.A. ADR	258,651	4,335
WEG S.A.	102,900	1,510
		23,322
China – 22.6%
Aier Eye Hospital Group Co. Ltd., Class A	25,600	293
Airtac International Group	117,000	3,749
Alibaba Group Holding Ltd.*	206,900	6,045
Alibaba Group Holding Ltd. ADR (New York Exchange)*	35,895	8,354
Anhui Conch Cement Co. Ltd., Class H (OTC Exchange)	386,500	2,421
Baidu, Inc. ADR (NASDAQ Exchange)*	8,249	1,784
BYD Co. Ltd., Class H	66,500	1,754
Centre Testing International Group Co. Ltd., Class A	383,100	1,606
China International Capital Corp. Ltd., Class H*	1,385,200	3,755
China Life Insurance Co. Ltd., Class H	1,325,000	2,931
China Merchants Bank Co. Ltd., Class H	258,000	1,638
China Vanke Co. Ltd., Class H	479,600	1,658
CITIC Securities Co. Ltd., Class H	908,000	2,056
Contemporary Amperex Technology Co. Ltd., Class A	76,080	4,104
Country Garden Services Holdings Co. Ltd.	146,000	990
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
China – 22.6%continued
Dongfeng Motor Group Co. Ltd., Class H	3,504,924	$4,091
GDS Holdings Ltd. ADR*	3,450	323
Glodon Co. Ltd., Class A	72,600	874
Industrial & Commercial Bank of China Ltd., Class H (OTC Exchange)	1,438,000	936
JD.com, Inc. ADR (NASDAQ Exchange)*	24,032	2,112
JD.com, Inc., Class A*	80,150	3,530
Jiangsu Hengli Hydraulic Co. Ltd., Class A	156,400	2,707
Kweichow Moutai Co. Ltd., Class A (Shanghai Stock Exchange)	1,990	608
Li Ning Co. Ltd.	325,500	2,242
LONGi Green Energy Technology Co. Ltd., Class A	63,500	899
Meituan, Class B*	44,300	1,694
Midea Group Co. Ltd., Class A	136,200	2,054
NetEase, Inc.	203,900	3,902
NetEase, Inc. ADR	2,627	252
NIO, Inc. ADR*	26,335	1,284
Pinduoduo, Inc. ADR*	2,890	513
Ping An Healthcare and Technology Co. Ltd.*	39,600	481
Ping An Insurance Group Co. of China Ltd., Class H (OTC Exchange)	306,500	3,765
Shanghai International Airport Co. Ltd., Class A	78,500	909
Shenzhen Inovance Technology Co. Ltd., Class A	184,000	2,631
Silergy Corp.	11,900	1,020
Sunny Optical Technology Group Co. Ltd.	104,500	2,300
TAL Education Group ADR*	4,890	350
Tencent Holdings Ltd.	140,700	10,281
Want Want China Holdings Ltd. (OTC Exchange)	3,510,969	2,541
Wuliangye Yibin Co. Ltd., Class A (Shenzhen Stock Exchange)	39,900	1,785
Wuxi Biologics Cayman, Inc.*	99,500	1,325
Xinyi Solar Holdings Ltd.	362,000	945
Yonyou Network Technology Co. Ltd., Class A	30,300	204

NORTHERN FUNDS QUARTERLY REPORT     1    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
China – 22.6%continued
Zhongsheng Group Holdings Ltd.	287,000	$2,046
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (OTC Exchange)	565,100	678
		102,420
Egypt – 0.8%
Commercial International Bank Egypt S.A.E. (OTC Exchange)	920,468	3,464
France – 0.3%
LVMH Moet Hennessy Louis Vuitton S.E.	617	385
Sartorius Stedim Biotech	1,391	496
Teleperformance	1,043	346
		1,227
Hong Kong – 2.6%
AIA Group Ltd.	344,600	4,245
Alibaba Health Information Technology Ltd.*	310,000	920
China Mengniu Dairy Co. Ltd.*	275,000	1,665
China Resources Cement Holdings Ltd.	1,448,000	1,618
Hong Kong Exchanges & Clearing Ltd.	32,200	1,771
Techtronic Industries Co. Ltd.	94,000	1,346
		11,565
Hungary – 0.0%
Richter Gedeon Nyrt.	7,313	184
India – 10.3%
Asian Paints Ltd.	68,646	2,603
Dr. Reddy's Laboratories Ltd. ADR	16,900	1,205
Escorts Ltd.	97,596	1,690
HDFC Bank Ltd.*	127,810	2,517
HDFC Bank Ltd. ADR*	15,039	1,087
Hero MotoCorp Ltd.	115,381	4,918
Hindustan Unilever Ltd.	3,888	128
Housing Development Finance Corp. Ltd. (National Stock Exchange of India)	213,054	7,512
ICICI Bank Ltd. ADR*	303,227	4,506
Infosys Ltd. ADR	239,382	4,057
Maruti Suzuki India Ltd.	23,711	2,488
Reliance Industries Ltd. (National Stock Exchange of India)	57,278	1,560
Tata Consultancy Services Ltd. (National Stock Exchange of India)	313,860	12,317
		46,588
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
Indonesia – 1.5%
Astra International Tbk PT	3,941,637	$1,693
Bank Central Asia Tbk PT	665,000	1,602
Bank Mandiri Persero Tbk PT	1,153,500	521
Bank Rakyat Indonesia Persero Tbk PT	10,094,500	2,996
		6,812
Japan – 0.1%
Anritsu Corp.	20,400	454
Mexico – 4.2%
Alfa S.A.B. de C.V., Class A (OTC Exchange)	3,075,188	2,213
America Movil S.A.B. de C.V., Class L ADR	248,683	3,616
Controladora Nemak S.A.B. de C.V.*	3,020,388	401
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B*	11,950	198
Grupo Bimbo S.A.B. de C.V., Series A	650,160	1,410
Grupo Financiero Banorte S.A.B. de C.V., Series O (OTC Exchange)*	300,300	1,655
Grupo Mexico S.A.B. de C.V., Series B	1,029,548	4,366
Telesites S.A.B. de C.V.*	156,768	169
Wal-Mart de Mexico S.A.B. de C.V.	1,806,000	5,073
		19,101
Netherlands – 0.3%
ASML Holding N.V.	1,472	711
Prosus N.V.*	7,191	774
		1,485
Peru – 1.0%
Cia de Minas Buenaventura S.A.A. ADR*	92,324	1,125
Credicorp Ltd.	3,956	649
Southern Copper Corp.	44,856	2,921
		4,695
Philippines – 0.2%
SM Investments Corp.	21,319	466
Universal Robina Corp.	130,530	415
		881
Poland – 0.1%
Dino Polska S.A.*	7,272	563
Russia – 1.6%
LUKOIL PJSC ADR	38,081	2,597
Magnit PJSC GDR (Registered)(2)	15,107	266
Sberbank of Russia PJSC ADR	171,120	2,467

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
Russia – 1.6%continued
X5 Retail Group N.V. GDR (Registered)(2)	28,095	$1,012
Yandex N.V., Class A*	10,510	731
		7,073
Singapore – 0.5%
Sea Ltd. ADR*	10,214	2,033
South Africa – 4.9%
Anglo American Platinum Ltd.	15,622	1,523
AngloGold Ashanti Ltd.	96,529	2,207
Bid Corp. Ltd.	129,016	2,317
Bidvest Group (The) Ltd. (OTC Exchange)	395,089	4,245
Clicks Group Ltd.	15,308	263
Gold Fields Ltd.	15,324	142
Naspers Ltd., Class N	36,090	7,387
Shoprite Holdings Ltd.	37,562	356
Standard Bank Group Ltd.	253,616	2,199
Truworths International Ltd.	587,413	1,475
		22,114
South Korea – 18.3%
Amorepacific Corp.	20,762	3,947
Hanon Systems	73,005	1,089
Hyundai Mobis Co. Ltd. (OTC Exchange)*	10,617	2,505
Hyundai Motor Co. (OTC Exchange)	72,602	12,881
Kia Motors Corp.	11,805	680
LG Chem Ltd.	10,336	7,868
LG Household & Health Care Ltd.	1,193	1,779
NAVER Corp.	6,877	1,857
NCSoft Corp.	129	111
NHN KCP Corp.*	15,180	959
NICE Information Service Co. Ltd.	30,334	694
Orion Corp.	33,569	3,824
POSCO (OTC Exchange)	22,658	5,678
Samsung Biologics Co. Ltd.*	1,212	920
Samsung Electronics Co. Ltd. (OTC Exchange)	360,670	26,955
Samsung Securities Co. Ltd.	7,711	288
Shinhan Financial Group Co. Ltd.	143,527	4,246
SK Hynix, Inc. (Korea Exchange)	62,125	6,796
		83,077
Sweden – 0.0%
Atlas Copco AB, Class A	2,088	107
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
Taiwan – 13.0%
Accton Technology Corp.	31,500	$356
Giant Manufacturing Co. Ltd.	19,000	186
Globalwafers Co. Ltd.	68,500	1,733
Hon Hai Precision Industry Co. Ltd. (OTC Exchange)	1,236,796	4,039
Largan Precision Co. Ltd.	12,000	1,360
MediaTek, Inc.	217,000	5,795
Nien Made Enterprise Co. Ltd.	82,000	952
Realtek Semiconductor Corp. (Taiwan Stock Exchange)	131,000	1,814
Taiwan Semiconductor Manufacturing Co. Ltd. (New York Stock Exchange)	1,164,952	21,880
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	149,600	16,312
United Microelectronics Corp.	185,000	310
United Microelectronics Corp. ADR	91,600	772
Vanguard International Semiconductor Corp.	466,000	1,931
Win Semiconductors Corp. (Taipei Exchange)	77,800	962
Wiwynn Corp.	12,400	311
		58,713
Thailand – 1.0%
Airports of Thailand PCL NVDR	409,100	843
CP ALL PCL (Registered)	1,079,200	2,098
Kasikornbank PCL NVDR	255,700	965
PTT Exploration & Production PCL NVDR	165,100	541
		4,447
Turkey – 0.8%
Turkcell Iletisim Hizmetleri A.S.	1,165,655	2,533
Turkiye Garanti Bankasi A.S.*	934,607	1,309
		3,842
United Arab Emirates – 0.6%
Emaar Properties PJSC (Dubai Exchange)*	2,655,765	2,555
United States – 1.2%
Copa Holdings S.A., Class A	19,374	1,496
Estee Lauder (The) Cos., Inc., Class A	2,177	580
Microsoft Corp.	935	208
NIKE, Inc., Class B	4,499	636

NORTHERN FUNDS QUARTERLY REPORT     3    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.7% (1)continued
United States – 1.2%continued
NVIDIA Corp.	1,415	$739
Tenaris S.A. ADR	114,816	1,831
		5,490
Total Common Stocks
(Cost $288,167)		415,460

PREFERRED STOCKS – 3.3% (1)
Brazil – 2.2%
Banco Bradesco S.A., 2.57%(3)	209,300	1,096
Banco Bradesco S.A. ADR (New York Exchange), 2.68%(3)	150,800	793
Gol Linhas Aereas Inteligentes S.A.*	162,300	795
Itau Unibanco Holding S.A. ADR, 0.58%(3)	1,107,230	6,743
Petroleo Brasileiro S.A., 0.00%(3) (4)	99,800	552
		9,979
South Korea – 1.1%
Samsung Electronics Co. Ltd., 1.90%(3)	74,109	5,030
Total Preferred Stocks
(Cost $11,190)		15,009

INVESTMENT COMPANIES – 4.2%
iShares Core MSCI Emerging Markets ETF	75,700	4,697
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(5) (6)	14,349,142	14,349
Total Investment Companies
(Cost $18,861)		19,046

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 0.11%, 1/28/21(7) (8)	$1,990	$1,990
Total Short-Term Investments
(Cost $1,990)		1,990

Total Investments – 99.6%
(Cost $320,208)		451,505
Other Assets less Liabilities – 0.4%		1,902
Net Assets – 100.0%		$453,407

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Restricted security.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Current yield is less than 0.01%.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2020 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	203	$13,075	Long	3/21	$450
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	6.3%
Consumer Discretionary	18.0
Consumer Staples	8.1
Energy	1.8
Financials	16.8
Health Care	1.7
Industrials	7.7
Information Technology	28.8
Materials	9.8
Real Estate	1.0
Total	100.0%

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	21.4%
Korean Won	20.2
Hong Kong Dollar	17.4
Taiwan Dollar	10.7
Indian Rupee	8.2
South African Rand	5.1
All other currencies less than 5%	17.0
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$3,248	$—	$—	$3,248
Brazil	11,761	11,561	—	23,322
China	14,972	87,448	—	102,420
India	10,855	35,733	—	46,588
Mexico	19,101	—	—	19,101
Peru	4,695	—	—	4,695
Russia	731	6,342	—	7,073
Singapore	2,033	—	—	2,033
Taiwan	17,084	41,629	—	58,713
United States	5,490	—	—	5,490
All Other Countries(1)	—	142,777	—	142,777
Total Common Stocks	89,970	325,490	—	415,460
Preferred Stocks:
Brazil	7,536	2,443	—	9,979
South Korea	—	5,030	—	5,030
Total Preferred Stocks	7,536	7,473	—	15,009
Investment Companies	19,046	—	—	19,046
Short-Term Investments	—	1,990	—	1,990
Total Investments	$116,552	$334,953	$—	$451,505
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$450	$—	$—	$450

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,656	$299,675	$295,982	$5	$14,349	14,349,142
NORTHERN FUNDS QUARTERLY REPORT     5    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)
Argentina – 2.0%
MercadoLibre, Inc.*	7,526	$12,608
YPF S.A. ADR*	61,733	290
		12,898
Australia – 2.7%
Ansell Ltd.	14,548	391
Bapcor Ltd.	64,752	390
Beach Energy Ltd.	583,023	812
Charter Hall Group	74,214	842
CSL Ltd.	48,681	10,637
CSR Ltd.	80,507	325
JB Hi-Fi Ltd.	12,756	478
Mineral Resources Ltd.	47,009	1,358
OZ Minerals Ltd.	53,910	785
Pendal Group Ltd.	66,327	334
Seven Group Holdings Ltd.	26,574	479
Shopping Centres Australasia Property Group	154,556	301
Silver Lake Resources Ltd.*	353,675	483
		17,615
Austria – 0.1%
Erste Group Bank A.G.*	29,037	877
Belgium – 0.3%
Ageas S.A./N.V.	28,904	1,541
Warehouses De Pauw - C.V.A.	13,352	462
		2,003
Canada – 5.1%
Air Canada*	116,300	2,080
ARC Resources Ltd.	59,741	282
Barrick Gold Corp.	71,343	1,625
BRP, Inc.	7,358	486
Cameco Corp.	40,413	542
Canadian Apartment Properties REIT	9,138	359
Canadian Pacific Railway Ltd.	23,527	8,157
Canadian Western Bank	19,312	434
Descartes Systems Group (The), Inc.*	5,266	308
Endeavour Mining Corp.*	18,122	422
Finning International, Inc.	20,721	440
Fortuna Silver Mines, Inc.*	48,614	399
Kinross Gold Corp.	125,266	919
Lululemon Athletica, Inc.*	17,626	6,134
Maple Leaf Foods, Inc.	18,093	401
Northland Power, Inc.	20,216	725
Parex Resources, Inc.*	44,104	607
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Canada – 5.1%continued
Pretium Resources, Inc.*	26,216	$300
Real Matters, Inc.*	22,509	340
Shopify, Inc., Class A*	5,609	6,349
Stella-Jones, Inc.	10,471	381
TFI International, Inc.	13,260	683
Tourmaline Oil Corp.	21,038	284
Tricon Residential, Inc.	54,528	490
Yamana Gold, Inc.	44,525	254
		33,401
China – 4.3%
Alibaba Group Holding Ltd. ADR (New York Exchange)*	17,890	4,164
Baidu, Inc. ADR (NASDAQ Exchange)*	9,041	1,955
Beijing Capital International Airport Co. Ltd., Class H	860,000	718
China Telecom Corp. Ltd., Class H	2,828,622	781
Dongfeng Motor Group Co. Ltd., Class H	1,674,431	1,954
New Oriental Education & Technology Group, Inc. ADR*	16,300	3,029
Tencent Holdings Ltd.	138,814	10,143
Wuxi Biologics Cayman, Inc.*	381,451	5,081
		27,825
Czech Republic – 0.1%
Avast PLC	51,023	375
Denmark – 1.6%
AP Moller - Maersk A/S, Class B	869	1,938
Coloplast A/S, Class B	3,187	487
Drilling Co. of 1972 (The) A/S*	2,325	73
DSV Panalpina A/S	38,191	6,391
Netcompany Group A/S*	4,265	436
Pandora A/S	4,765	532
Royal Unibrew A/S	4,270	495
		10,352
Finland – 0.6%
Kemira OYJ	19,631	308
Metso Outotec OYJ	56,136	562
Nokia OYJ*	446,962	1,705
TietoEVRY OYJ	11,505	375
Valmet OYJ	21,456	613
Wartsila OYJ Abp	15,527	154
		3,717

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
France – 9.9%
Airbus S.E.*	22,106	$2,428
Alstom S.A.*	6,723	381
Arkema S.A.	3,611	413
Atos S.E.*	4,888	447
AXA S.A.	219,441	5,265
BNP Paribas S.A. (OTC Exchange)*	93,042	4,907
Carrefour S.A.	79,584	1,365
Cie de Saint-Gobain*	75,666	3,470
Danone S.A.	31,022	2,039
Dassault Aviation S.A.*	513	563
Dassault Systemes S.E.	5,807	1,180
Eiffage S.A.*	8,266	799
Elis S.A.*	23,669	396
Engie S.A.*	152,367	2,333
Faurecia S.E.*	15,207	780
Gecina S.A.	3,413	527
Klepierre S.A.	15,140	341
Korian S.A.*	10,484	402
La Francaise des Jeux S.A.E.M	7,048	322
LVMH Moet Hennessy Louis Vuitton S.E.	15,920	9,947
Nexans S.A.*	8,578	623
Pernod Ricard S.A.	27,400	5,252
Publicis Groupe S.A.	12,570	626
Renault S.A.*	32,461	1,420
Rexel S.A.*	131,341	2,071
RTL Group S.A.*	17,417	846
Rubis S.C.A.	9,589	445
Sanofi	30,947	2,990
SCOR S.E.*	34,734	1,122
SEB S.A.	1,881	343
Societe Generale S.A.*	68,043	1,417
SOITEC*	2,849	555
Sopra Steria Group*	2,543	411
TOTAL S.E.	132,970	5,736
Valeo S.A.	23,208	917
Vinci S.A. (OTC Exchange)	16,772	1,669
		64,748
Germany – 5.5%
adidas A.G.*	7,600	2,767
alstria office REIT-A.G.	31,342	566
Aurubis A.G.	4,913	382
BASF S.E.	54,392	4,295
Bayer A.G. (Registered)	22,961	1,350
Bechtle A.G.	3,183	694
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Germany – 5.5%continued
Brenntag A.G.	6,631	$513
Carl Zeiss Meditec A.G. (Bearer)	3,307	440
CECONOMY A.G.*	97,199	673
Covestro A.G.(2)	5,968	368
Daimler A.G. (Registered)	44,156	3,118
Deutsche Pfandbriefbank A.G.*	31,454	337
Deutsche Post A.G. (Registered)	6,056	300
DWS Group GmbH & Co. KGaA	10,336	439
Encavis A.G.	25,100	653
Freenet A.G.	21,362	449
Gerresheimer A.G.	5,100	547
HelloFresh S.E.*	5,416	419
Infineon Technologies A.G.	68,015	2,610
KION Group A.G.	4,457	387
METRO A.G.	31,422	353
ProSiebenSat.1 Media S.E.*	26,182	440
Rheinmetall A.G.	6,182	653
RWE A.G.	43,653	1,844
Salzgitter A.G.*	11,410	303
SAP S.E.	35,459	4,660
Siemens A.G. (Registered)	23,182	3,318
Siemens Healthineers A.G.	42,100	2,155
TAG Immobilien A.G.*	24,803	784
United Internet A.G. (Registered)	8,137	343
		36,160
Hong Kong – 1.8%
AIA Group Ltd.	635,711	7,830
China High Precision Automation Group Ltd.(3) *	982,000	—
China Mobile Ltd.	155,000	886
China Mobile Ltd. (OTC Exchange)	34,434	197
China Unicom Hong Kong Ltd.	1,717,650	980
CK Asset Holdings Ltd.	195,032	1,003
Kerry Logistics Network Ltd.	136,500	300
Towngas China Co. Ltd.*	492,000	222
United Laboratories International Holdings (The) Ltd.	404,000	287
		11,705
India – 1.2%
HDFC Bank Ltd. ADR*	113,331	8,189
Indonesia – 0.1%
Bank Mandiri Persero Tbk PT	971,348	438

NORTHERN FUNDS QUARTERLY REPORT     7    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Ireland – 5.3%
Accenture PLC, Class A	39,880	$10,417
AerCap Holdings N.V.*	7,005	319
AIB Group PLC*	413,651	829
Bank of Ireland Group PLC*	296,588	1,195
Bank of Ireland Group PLC (Euronext Dublin Exchange)*	93,473	380
Dalata Hotel Group PLC*	75,266	348
Experian PLC	232,818	8,872
ICON PLC*	33,628	6,557
Medtronic PLC	24,700	2,893
Ryanair Holdings PLC ADR*	19,337	2,127
UDG Healthcare PLC	60,263	643
		34,580
Isle of Man – 0.1%
Entain PLC*	24,265	377
Israel – 0.3%
Check Point Software Technologies Ltd.*	10,400	1,382
Inmode Ltd.*	10,799	513
		1,895
Italy – 2.9%
ACEA S.p.A.	24,331	508
Amplifon S.p.A.*	9,732	403
Assicurazioni Generali S.p.A.	83,413	1,452
Banca Mediolanum S.p.A.*	37,207	322
BPER Banca*	271,763	492
Buzzi Unicem S.p.A.	20,687	494
Enel S.p.A.	212,948	2,151
Eni S.p.A.	208,768	2,161
Ferrari N.V.	18,481	4,274
Interpump Group S.p.A.	8,409	416
Reply S.p.A.	4,723	551
Saipem S.p.A.	251,238	671
UniCredit S.p.A. (OTC Exchange)*	571,565	5,289
		19,184
Japan – 12.2%
Anritsu Corp.	24,400	543
ASKUL Corp.	10,100	377
BayCurrent Consulting, Inc.	4,000	703
Bell System24 Holdings, Inc.	16,600	260
Benesse Holdings, Inc.	5,425	106
Canon, Inc.	30,187	580
Capcom Co. Ltd.	10,400	676
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Japan – 12.2%continued
Chiyoda Corp.*	57,121	$157
Citizen Watch Co. Ltd.	135,923	388
Daihen Corp.	8,100	394
Dai-ichi Life Holdings, Inc.	88,080	1,338
DeNA Co. Ltd.	45,261	808
Denka Co. Ltd.	14,700	575
Eiken Chemical Co. Ltd.	21,800	435
Eisai Co. Ltd.	9,693	693
FANUC Corp.	10,500	2,585
Fuji Corp.	24,100	636
Fuji Media Holdings, Inc.	30,508	326
Fuji Soft, Inc.	6,600	330
Fujitsu Ltd.	4,469	647
FULLCAST Holdings Co. Ltd.	16,000	249
Fuso Chemical Co. Ltd.	7,800	281
Gree, Inc.	122,610	719
H.U. Group Holdings, Inc.	12,600	340
Hino Motors Ltd.	169,420	1,451
Honda Motor Co. Ltd.	118,606	3,312
Inpex Corp.	190,701	1,031
Internet Initiative Japan, Inc.	22,400	442
Invincible Investment Corp.	708	228
Isuzu Motors Ltd.	171,417	1,632
Japan Airlines Co. Ltd.*	71,410	1,383
Japan Lifeline Co. Ltd.	16,300	257
JGC Holdings Corp.	104,152	980
Kamigumi Co. Ltd.	33,880	619
Kanamoto Co. Ltd.	12,400	267
Kaneka Corp.	8,900	313
Kenedix Office Investment Corp.	59	401
Keyence Corp.	12,320	6,933
Kintetsu World Express, Inc.	19,200	455
Komeri Co. Ltd.	11,600	328
Kumagai Gumi Co. Ltd.	13,300	336
Mitsubishi Estate Co. Ltd.	83,073	1,342
Mitsubishi Heavy Industries Ltd.	22,557	691
Mitsubishi Motors Corp.*	200,690	423
Mitsubishi UFJ Financial Group, Inc.	515,102	2,281
Morinaga Milk Industry Co. Ltd.	5,400	266
Murata Manufacturing Co. Ltd.	32,800	2,954
NEC Networks & System Integration Corp.	15,300	264
NET One Systems Co. Ltd.	12,800	453
Nichirei Corp.	11,100	312

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Japan – 12.2%continued
Nikkiso Co. Ltd.	27,600	$269
Nikon Corp.	91,526	579
Nippon Accommodations Fund, Inc.	79	444
Nippon Electric Glass Co. Ltd.	15,800	346
Nippon Television Holdings, Inc.	56,683	618
Nissan Motor Co. Ltd.*	235,639	1,282
Nitto Denko Corp.	10,431	937
Nomura Holdings, Inc.	211,712	1,121
North Pacific Bank Ltd.	127,200	270
Open House Co. Ltd.	16,100	592
PALTAC Corp.	7,200	392
Penta-Ocean Construction Co. Ltd.	66,500	572
Rengo Co. Ltd.	62,900	527
Resona Holdings, Inc.	394,604	1,389
Resorttrust, Inc.	21,100	302
Sankyu, Inc.	7,300	277
Sanwa Holdings Corp.	32,800	382
Sawai Pharmaceutical Co. Ltd.	9,100	413
Shiga Bank (The) Ltd.	14,500	296
Shimamura Co. Ltd.	16,840	1,767
Shinko Electric Industries Co. Ltd.	30,600	702
Ship Healthcare Holdings, Inc.	9,000	501
Sompo Holdings, Inc.	21,300	869
Starts Corp., Inc.	11,100	309
Sumitomo Forestry Co. Ltd.	20,800	434
Sumitomo Heavy Industries Ltd.	27,510	682
Sumitomo Mitsui Financial Group, Inc. (OTC Exchange)	127,405	3,942
Sumitomo Mitsui Trust Holdings, Inc.	48,630	1,508
Sushiro Global Holdings Ltd.	20,100	768
T&D Holdings, Inc.	193,302	2,288
Taiyo Yuden Co. Ltd.	11,300	530
Takeda Pharmaceutical Co. Ltd. (OTC Exchange)	163,696	5,934
Takeuchi Manufacturing Co. Ltd.	14,400	340
THK Co. Ltd.	41,199	1,333
Tokyo Seimitsu Co. Ltd.	7,100	334
Tokyotokeiba Co. Ltd.	6,800	309
Toyo Tire Corp.	34,700	529
Valor Holdings Co. Ltd.	16,200	415
Yaoko Co. Ltd.	5,000	349
Z Holdings Corp.	104,280	632
Zenkoku Hosho Co. Ltd.	11,600	533
		79,516
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Jordan – 0.1%
Hikma Pharmaceuticals PLC	11,535	$397
Macau – 0.2%
Sands China Ltd.	286,800	1,261
Malaysia – 0.1%
CIMB Group Holdings Bhd.	613,160	658
Mexico – 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Series O (OTC Exchange)*	140,718	775
Wal-Mart de Mexico S.A.B. de C.V.	327,700	921
		1,696
Netherlands – 5.1%
ABN AMRO Bank N.V. - C.V.A.*	137,702	1,351
Adyen N.V.*	2,093	4,870
Akzo Nobel N.V.	25,698	2,761
ArcelorMittal S.A.*	40,714	934
Argenx S.E.*	1,470	433
ASM International N.V.	5,639	1,233
ASML Holding N.V. (Registered)	15,365	7,494
ASR Nederland N.V.	12,848	520
Euronext N.V.	6,420	707
ING Groep N.V. (OTC Exchange)*	621,708	5,890
Intertrust N.V.*	16,930	287
PostNL N.V.*	260,742	889
Royal Dutch Shell PLC, Class B (OTC Exchange)	232,987	4,014
SBM Offshore N.V.	22,534	427
Signify N.V.*	16,039	680
VEON Ltd. ADR	304,211	459
		32,949
Norway – 0.4%
Norsk Hydro ASA	455,381	2,101
Sparebanken Vest	30,057	253
		2,354
Russia – 0.4%
Gazprom PJSC ADR (OTC Exchange)	197,311	1,097
LUKOIL PJSC ADR	5,233	357
Sberbank of Russia PJSC ADR	61,564	887
		2,341
Singapore – 0.1%
AEM Holdings Ltd.	118,400	310
Frasers Logistics & Commercial Trust	486,800	519
		829

NORTHERN FUNDS QUARTERLY REPORT     9    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
South Africa – 0.2%
Gold Fields Ltd. ADR	79,826	$740
Impala Platinum Holdings Ltd.	30,760	423
MTN Group	118,965	488
		1,651
South Korea – 3.0%
Chong Kun Dang Pharmaceutical Corp.*	3,076	643
Coway Co. Ltd.*	3,959	265
Douzone Bizon Co. Ltd.	5,899	564
Echo Marketing, Inc.	12,525	346
GS Home Shopping, Inc.	1,479	189
Hankook Tire & Technology Co. Ltd.	30,375	1,104
Hite Jinro Co. Ltd.	18,099	532
KB Financial Group, Inc.	50,237	1,995
KT Corp. ADR	144,766	1,594
Maeil Dairies Co. Ltd.	4,473	288
Neowiz*	19,718	409
Osstem Implant Co. Ltd.*	10,091	475
Partron Co. Ltd.	36,930	382
Samsung Electronics Co. Ltd. (OTC Exchange)	62,001	4,634
Samsung Engineering Co. Ltd.*	19,741	242
Seegene, Inc.	2,435	434
SFA Engineering Corp.	9,881	352
Shinhan Financial Group Co. Ltd.	56,979	1,686
SK Hynix, Inc. (Korea Exchange)	23,917	2,616
Soulbrain Co. Ltd.*	3,794	954
		19,704
Spain – 3.2%
Aena S.M.E. S.A.*	11,143	1,946
Amadeus IT Group S.A.	118,902	8,608
Applus Services S.A.*	37,407	413
Banco Bilbao Vizcaya Argentaria S.A.	544,611	2,670
Bankinter S.A.	77,821	421
CaixaBank S.A. (OTC Exchange)	1,547,326	3,976
Cia de Distribucion Integral Logista Holdings S.A.	16,278	316
Industria de Diseno Textil S.A.	47,800	1,522
Merlin Properties Socimi S.A.	46,370	441
Viscofan S.A.	4,836	343
		20,656
Sweden – 1.5%
Annehem Fastigheter AB, Class B(4) *	1	—
Atlas Copco AB, Class A	97,099	4,966
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Sweden – 1.5%continued
Dometic Group AB*	34,385	$455
Getinge AB, Class B	20,458	477
Kindred Group PLC SDR*	38,718	379
Nordic Entertainment Group AB, Class B*	6,997	391
Peab AB, Class B*	30,131	328
Recipharm AB, Class B*	22,011	588
Stillfront Group AB*	45,330	551
Volvo AB, Class B*	59,374	1,397
Wihlborgs Fastigheter AB	25,511	576
		10,108
Switzerland – 8.9%
ABB Ltd. (Registered)	100,907	2,822
Adecco Group A.G. (Registered) (OTC Exchange)	53,243	3,570
Alcon, Inc.*	81,560	5,445
Bucher Industries A.G. (Registered)	1,139	520
Cembra Money Bank A.G.	1,997	243
Cie Financiere Richemont S.A., Class A (Registered)	29,117	2,631
Coca-Cola HBC A.G. - CDI*	13,623	443
Credit Suisse Group A.G. (Registered)	2,945	38
Forbo Holding A.G. (Registered)	195	335
Helvetia Holding A.G. (Registered)	1,756	186
Julius Baer Group Ltd. (OTC Exchange)	29,303	1,697
LafargeHolcim Ltd. (Registered) (OTC Exchange)*	52,995	2,908
Logitech International S.A. (Registered)	12,006	1,164
Lonza Group A.G. (Registered)	8,778	5,638
Nestle S.A. (Registered) (OTC Exchange)	59,106	6,958
Novartis A.G. (Registered) (OTC Exchange)	38,874	3,672
PSP Swiss Property A.G. (Registered)	5,152	689
Roche Holding A.G. (OTC Exchange)	7,884	2,751
Sika A.G. (Registered)	21,947	5,992
Sulzer A.G. (Registered)	4,880	510
Swiss Life Holding A.G. (Registered)	1,548	721
Tecan Group A.G. (Registered)	1,034	508
Temenos A.G. (Registered)	11,665	1,628
UBS Group A.G. (Registered)	225,514	3,154
Vontobel Holding A.G. (Registered)	7,045	555

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
Switzerland – 8.9%continued
Wizz Air Holdings PLC*	8,478	$529
Zurich Insurance Group A.G.	6,013	2,549
		57,856
Taiwan – 2.0%
Catcher Technology Co. Ltd.	63,046	464
Hon Hai Precision Industry Co. Ltd. (OTC Exchange)	408,375	1,333
Shin Kong Financial Holding Co. Ltd.	1,810,009	568
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	99,692	10,870
		13,235
Thailand – 0.2%
Kasikornbank PCL NVDR	403,523	1,522
Turkey – 0.1%
Turk Telekomunikasyon A.S.	457,452	526
United Kingdom – 8.4%
Anglo American PLC	57,462	1,914
Atlantica Sustainable Infrastructure PLC	10,587	402
B&M European Value Retail S.A.	98,488	695
Babcock International Group PLC*	199,530	767
BAE Systems PLC	63,029	422
Barclays PLC*	1,214,818	2,438
BP PLC (OTC Exchange)	1,105,136	3,807
British American Tobacco PLC	66,178	2,461
British Land (The) Co. PLC	116,135	777
BT Group PLC*	676,991	1,225
Bunzl PLC	50,840	1,699
Cairn Energy PLC*	209,419	603
Centrica PLC*	932,881	595
Compass Group PLC	66,364	1,238
Computacenter PLC	22,238	745
Cranswick PLC	7,141	344
Electrocomponents PLC	31,413	374
Future PLC	23,981	572
Gamesys Group PLC	25,040	392
IG Group Holdings PLC	31,860	376
IMI PLC	33,687	539
Intermediate Capital Group PLC	17,745	419
International Consolidated Airlines Group S.A.*	379,842	831
J Sainsbury PLC (OTC Exchange)	690,381	2,130
Kingfisher PLC (OTC Exchange)*	415,836	1,539
Land Securities Group PLC	77,778	717
LondonMetric Property PLC	152,326	477
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.9% (1)continued
United Kingdom – 8.4%continued
Marks & Spencer Group PLC (OTC Exchange)*	545,095	$1,018
Micro Focus International PLC*	52,434	303
OSB Group PLC*	83,108	481
Pets at Home Group PLC	68,652	391
Prudential PLC	100,045	1,847
Redrow PLC*	71,053	557
Rolls-Royce Holdings PLC*	3,180,605	4,842
Safestore Holdings PLC	54,236	577
Sage Group (The) PLC	263,267	2,097
Serco Group PLC*	215,695	353
Smith & Nephew PLC	236,007	4,928
Spirent Communications PLC	113,016	407
Standard Chartered PLC*	286,251	1,836
Stock Spirits Group PLC	99,600	366
Synthomer PLC	52,200	321
Tate & Lyle PLC	46,653	431
Travis Perkins PLC*	25,587	472
Ultra Electronics Holdings PLC	12,868	365
Unilever PLC	28,700	1,728
UNITE Group (The) PLC*	29,266	419
Vistry Group PLC*	34,312	436
WPP PLC	191,403	2,080
		54,753
United States – 3.6%
Aon PLC, Class A	28,226	5,964
Mettler-Toledo International, Inc.*	4,459	5,082
Ovintiv, Inc.	37,463	538
Reliance Worldwide Corp. Ltd.	130,937	409
ResMed, Inc.	33,535	7,128
STERIS PLC	24,711	4,684
		23,805
Total Common Stocks
(Cost $463,721)		612,156

PREFERRED STOCKS – 0.8% (1)
Germany – 0.8%
Volkswagen A.G., 3.30%(5)	27,620	5,146
Total Preferred Stocks
(Cost $4,050)		5,146

NORTHERN FUNDS QUARTERLY REPORT     11    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Cie Financiere Richemont S.A., Exp. 11/22/23, Strike $67.00*	58,234	$15
Total Warrants
(Cost $—)		15

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.2%
iShares Core MSCI EAFE ETF	6,497	$449
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	26,003,811	26,004
Vanguard FTSE Developed Markets ETF	17,638	832
Total Investment Companies
(Cost $27,041)		27,285

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.7%
U.S. Treasury Bill, 0.11%, 1/28/21(8) (9)	$4,460	$4,460
Total Short-Term Investments
(Cost $4,460)		4,460

Total Investments – 99.6%
(Cost $499,272)		649,062
Other Assets less Liabilities – 0.4%		2,361
Net Assets – 100.0%		$651,423

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Value rounds to less than one thousand.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2020 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	159	$16,940	Long	3/21	$264
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	4.9%
Consumer Discretionary	14.2
Consumer Staples	4.6
Energy	3.8
Financials	17.2
Health Care	14.2
Industrials	15.8
Information Technology	15.7
Materials	5.7
Real Estate	2.3
Utilities	1.6
Total	100.0%

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.5%
United States Dollar	20.1
Japanese Yen	12.9
British Pound	11.3
Swiss Franc	9.2
Hong Kong Dollar	5.1
All other currencies less than 5%	12.9
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$12,898	$—	$—	$12,898
Canada	33,401	—	—	33,401
China	9,148	18,677	—	27,825
India	8,189	—	—	8,189
Ireland	22,313	12,267	—	34,580
Israel	1,895	—	—	1,895
Mexico	1,696	—	—	1,696
Netherlands	7,953	24,996	—	32,949
South Africa	740	911	—	1,651
South Korea	1,594	18,110	—	19,704
Sweden	—*	10,108	—	10,108
Taiwan	10,870	2,365	—	13,235
United Kingdom	883	53,870	—	54,753
United States	23,396	409	—	23,805
All Other Countries(1)	—	335,467	—	335,467
Total Common Stocks	134,976	477,180	—	612,156
Preferred Stocks	—	5,146	—	5,146
Warrants	15	—	—	15
Investment Companies	27,285	—	—	27,285
Short-Term Investments	—	4,460	—	4,460
Total Investments	$162,276	$486,786	$—	$649,062
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$264	$—	$—	$264

(1)	Classifications as defined in the Schedule of Investments.
*	Amounts round to less than a thousand.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$—	$286,015	$260,011	$9	$26,004	26,003,811
NORTHERN FUNDS QUARTERLY REPORT     13    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)
Australia – 7.1%
Atlas Arteria Ltd.	2,012,746	$10,098
Aurizon Holdings Ltd.	2,991,675	9,003
Spark Infrastructure Group (OTC Exchange)	7,861,834	12,799
Transurban Group (OTC Exchange)	4,648,115	48,996
		80,896
Brazil – 0.4%
CPFL Energia S.A.	535,100	3,363
Transmissora Alianca de Energia Eletrica S.A.	171,300	1,101
		4,464
Canada – 3.2%
Atco Ltd., Class I	98,496	2,824
Emera, Inc.	288,008	12,241
Enbridge, Inc.	219,808	7,030
Hydro One Ltd.	369,320	8,312
Pembina Pipeline Corp.	228,600	5,406
		35,813
Chile – 0.2%
Aguas Andinas S.A., Class A	6,286,548	2,029
China – 0.7%
Jiangsu Expressway Co. Ltd., Class H	7,428,000	8,317
France – 8.4%
Eiffage S.A.*	89,126	8,615
Eutelsat Communications S.A.	456,700	5,169
Getlink S.E.*	1,051,779	18,232
Rubis S.C.A.	204,238	9,483
SES S.A.	660,000	6,243
Vinci S.A. (OTC Exchange)	481,562	47,916
		95,658
Germany – 0.8%
Fraport A.G. Frankfurt Airport Services Worldwide (OTC Exchange)*	148,506	8,957
Hong Kong – 2.5%
China Gas Holdings Ltd.	1,166,400	4,651
CK Infrastructure Holdings Ltd.	479,000	2,574
CLP Holdings Ltd. (OTC Exchange)	902,000	8,350
Guangdong Investment Ltd.	3,426,000	6,189
Power Assets Holdings Ltd.	1,238,420	6,718
		28,482
Italy – 9.6%
ASTM S.p.A.*	211,616	5,321
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
Italy – 9.6%continued
Atlantia S.p.A. (OTC Exchange)*	1,680,746	$30,175
Hera S.p.A.	2,888,232	10,571
Infrastrutture Wireless Italiane S.p.A.	345,648	4,190
Italgas S.p.A.	1,553,782	9,915
Snam S.p.A.	4,484,907	25,185
Terna Rete Elettrica Nazionale S.p.A.	3,029,362	23,113
		108,470
Japan – 1.8%
East Japan Railway Co.	123,500	8,267
Tokyo Gas Co. Ltd.	306,100	7,116
West Japan Railway Co.	97,600	5,131
		20,514
Mexico – 1.1%
ALEATICA S.A.B. de C.V.	3,216,989	3,961
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B*	213,263	3,534
Promotora y Operadora de Infraestructura S.A.B. de C.V.	563,706	4,998
		12,493
Netherlands – 1.3%
Koninklijke Vopak N.V.	280,983	14,734
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,283,008	3,714
Spain – 4.6%
Aena S.M.E. S.A.*	90,056	15,726
Ferrovial S.A.	1,307,673	36,134
		51,860
Switzerland – 2.0%
Flughafen Zurich A.G. (Registered)*	129,151	22,844
United Kingdom – 11.3%
National Grid PLC (OTC Exchange)	3,930,023	46,809
Pennon Group PLC	979,697	12,763
Severn Trent PLC (OTC Exchange)	1,061,151	33,235
SSE PLC	479,213	9,877
United Utilities Group PLC (OTC Exchange)	2,079,995	25,583
		128,267
United States – 38.1%
ALLETE, Inc.	85,600	5,302
Alliant Energy Corp.	220,642	11,370
Ameren Corp.	215,500	16,822
American Electric Power Co., Inc.	181,600	15,122

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.4% (1)continued
United States – 38.1%continued
American Tower Corp.	121,679	$27,312
Atmos Energy Corp.	50,587	4,828
Avista Corp.	144,965	5,819
CenterPoint Energy, Inc.	539,754	11,680
Cheniere Energy, Inc.*	220,765	13,253
Consolidated Edison, Inc.	108,100	7,812
Crown Castle International Corp.	114,216	18,182
CSX Corp.	278,522	25,276
Dominion Energy, Inc.	424,111	31,893
Duke Energy Corp.	219,220	20,072
Edison International	183,344	11,518
Entergy Corp.	77,670	7,755
Essential Utilities, Inc.	93,248	4,410
Evergy, Inc.	129,390	7,182
Eversource Energy	162,217	14,033
Exelon Corp.	117,493	4,961
FirstEnergy Corp.	179,233	5,486
Kinder Morgan, Inc.	554,382	7,578
NextEra Energy, Inc.	364,219	28,099
NiSource, Inc.	1,060,503	24,328
Norfolk Southern Corp.	89,466	21,258
Pinnacle West Capital Corp.	74,460	5,953
Portland General Electric Co.	196,435	8,402
SBA Communications Corp.	42,400	11,962
Sempra Energy	117,462	14,966
SJW Group	49,680	3,446
Southwest Gas Holdings, Inc.	103,908	6,312
UGI Corp.	228,185	7,977
Williams (The) Cos., Inc.	537,904	10,785
Xcel Energy, Inc.	166,992	11,133
		432,287
Total Common Stocks
(Cost $972,575)		1,059,799

MASTER LIMITED PARTNERSHIPS – 1.5%
United States – 1.5%
Enterprise Products Partners L.P.	438,265	8,586
Magellan Midstream Partners L.P.	203,036	8,617
		17,203
Total Master Limited Partnerships
(Cost $15,872)		17,203

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	50,893,970	$50,894
Total Investment Companies
(Cost $50,894)		50,894

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 0.05%, 1/28/21(4) (5)	$4,180	$4,180
Total Short-Term Investments
(Cost $4,180)		4,180

Total Investments – 99.8%
(Cost $1,043,521)		1,132,076
Other Assets less Liabilities – 0.2%		2,768
Net Assets – 100.0%		$1,134,844

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2020 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P – Standard & Poor's
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     15    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	December 31, 2020 (UNAUDITED)
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	58	$10,872	Long	3/21	$260
MSCI EAFE Index (United States Dollar)	81	8,630	Long	3/21	165
Total					$425
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	1.5%
Energy	7.1
Industrials	31.8
Real Estate	5.3
Utilities	54.3
Total	100.0%
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	41.8%
Euro	26.3
British Pound	11.9
Australian Dollar	7.5
All other currencies less than 5%	12.5
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$35,813	$—	$—	$35,813
Mexico	12,493	—	—	12,493
United States	432,287	—	—	432,287
All Other Countries(1)	—	579,206	—	579,206
Total Common Stocks	480,593	579,206	—	1,059,799
Master Limited Partnerships	17,203	—	—	17,203
Investment Companies	50,894	—	—	50,894
Short-Term Investments	—	4,180	—	4,180
Total Investments	$548,690	$583,386	$—	$1,132,076
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$425	$—	$—	$425

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$30,334	$500,351	$479,791	$24	$50,894	50,893,970
MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)
Australia – 3.9%
BGP Holdings PLC(2) *	3,277,404	$—
Goodman Group	275,230	4,015
Mirvac Group (OTC Exchange)	380,924	776
National Storage REIT	1,043,494	1,537
NEXTDC Ltd.*	60,024	569
		6,897
Austria – 0.3%
CA Immobilien Anlagen A.G.	12,000	457
Belgium – 2.5%
Shurgard Self Storage S.A.	29,369	1,274
VGP N.V.	7,150	1,071
Warehouses De Pauw - C.V.A.	62,338	2,158
		4,503
Canada – 1.7%
Boardwalk Real Estate Investment Trust (OTC Exchange)	63,894	1,693
Granite Real Estate Investment Trust (New York Exchange)	21,878	1,339
		3,032
China – 0.6%
China Resources Mixc Lifestyle Services Ltd.*	3,200	15
GDS Holdings Ltd. ADR*	10,615	994
		1,009
France – 0.5%
Gecina S.A.	6,300	973
Germany – 5.7%
Aroundtown S.A.	115,764	866
Deutsche Wohnen S.E.	99,440	5,308
Instone Real Estate Group A.G.(3) *	39,800	1,021
LEG Immobilien A.G.	18,180	2,819
		10,014
Hong Kong – 6.2%
ESR Cayman Ltd.*	543,200	1,952
Link REIT	168,500	1,535
Shimao Group Holdings Ltd.	176,000	563
Sino Land Co. Ltd.	1,103,683	1,438
Sun Hung Kai Properties Ltd.	140,500	1,814
Swire Properties Ltd.	707,400	2,062
Wharf Real Estate Investment Co. Ltd.	309,000	1,611
		10,975
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
India – 0.6%
Embassy Office Parks REIT	221,200	$1,045
Japan – 8.4%
Advance Residence Investment Corp. (OTC Exchange)	565	1,694
GLP J-Reit	429	676
Industrial & Infrastructure Fund Investment Corp.	318	587
Invesco Office J-Reit, Inc.	3,120	459
Japan Hotel REIT Investment Corp.	1,362	702
Japan Logistics Fund, Inc.	485	1,430
Katitas Co. Ltd.	74,500	2,404
Kenedix Office Investment Corp.	63	428
Kenedix, Inc.	292,800	2,127
LaSalle Logiport REIT	319	514
MCUBS MidCity Investment Corp.	498	453
Mitsui Fudosan Co. Ltd.	111,200	2,344
Nomura Real Estate Master Fund, Inc.	677	969
		14,787
Mexico – 1.0%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	432,757	848
Fibra Uno Administracion S.A. de C.V.	889,196	1,006
		1,854
Norway – 0.3%
Entra ASA	23,152	525
Singapore – 2.5%
Ascendas India Trust	928,300	969
Keppel DC REIT	183,600	391
Mapletree Industrial Trust	218,300	478
Mapletree Logistics Trust	1,687,611	2,567
		4,405
Spain – 1.1%
Cellnex Telecom S.A.*	23,678	1,422
Merlin Properties Socimi S.A.	49,970	475
		1,897
Sweden – 0.7%
Fastighets AB Balder, Class B*	22,262	1,163
United Kingdom – 6.5%
Big Yellow Group PLC	104,312	1,565
Grainger PLC	483,165	1,875
Helical PLC	121,925	620
Helios Towers PLC(3) *	859,051	1,793
Safestore Holdings PLC	40,389	429
Segro PLC	104,000	1,348

NORTHERN FUNDS QUARTERLY REPORT     17    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
United Kingdom – 6.5%continued
Shaftesbury PLC	258,176	$1,997
UNITE Group (The) PLC*	110,111	1,575
Workspace Group PLC	31,136	327
		11,529
United States – 52.1%
Alexandria Real Estate Equities, Inc.	24,171	4,308
American Homes 4 Rent, Class A	86,069	2,582
American Tower Corp.	11,456	2,571
Americold Realty Trust (New York Exchange)	39,538	1,476
AvalonBay Communities, Inc. (New York Exchange)	16,299	2,615
Boston Properties, Inc.	12,616	1,193
Brixmor Property Group, Inc.	99,682	1,650
CoreSite Realty Corp.	10,519	1,318
Corporate Office Properties Trust	38,147	995
Douglas Emmett, Inc.	66,031	1,927
Duke Realty Corp.	48,743	1,948
Empire State Realty Trust, Inc., Class A	136,789	1,275
EPR Properties	17,020	553
Equinix, Inc.	3,056	2,183
Equity LifeStyle Properties, Inc.	53,147	3,367
Essex Property Trust, Inc.	7,754	1,841
Extra Space Storage, Inc.	22,399	2,595
Host Hotels & Resorts, Inc.	115,454	1,689
Invitation Homes, Inc.	62,668	1,861
Medical Properties Trust, Inc.	55,916	1,218
MGM Growth Properties LLC, Class A	40,753	1,276
Mid-America Apartment Communities, Inc. (New York Exchange)	15,108	1,914
NVR, Inc.*	229	934
Omega Healthcare Investors, Inc.	41,610	1,511
Pebblebrook Hotel Trust	61,037	1,148
Prologis, Inc. (New York Exchange)	97,700	9,737
QTS Realty Trust, Inc., Class A	17,070	1,056
Rayonier, Inc.	50,901	1,495
Rexford Industrial Realty, Inc.	36,960	1,815
Sabra Health Care REIT, Inc.	82,375	1,431
SBA Communications Corp.	3,991	1,126
Simon Property Group, Inc. (New York Exchange)	22,771	1,942
Spirit Realty Capital, Inc.	32,340	1,299
STAG Industrial, Inc.	55,721	1,745
STORE Capital Corp.	72,408	2,460
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.6% (1)continued
United States – 52.1%continued
Sun Communities, Inc. (New York Exchange)	26,472	$4,022
UDR, Inc.	49,173	1,890
Urban Edge Properties	134,677	1,743
VEREIT, Inc.	39,849	1,506
VICI Properties, Inc. (New York Exchange)	174,254	4,444
Washington Real Estate Investment Trust	53,165	1,150
Welltower, Inc. (New York Exchange)	92,815	5,998
WP Carey, Inc.	19,233	1,357
		92,164
Total Common Stocks
(Cost $144,228)		167,229

INVESTMENT COMPANIES – 5.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	8,879,751	8,880
Total Investment Companies
(Cost $8,880)		8,880

Total Investments – 99.6%
(Cost $153,108)		176,109
Other Assets less Liabilities – 0.4%		619
Net Assets – 100.0%		$176,728

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Restricted security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	4.9%
Diversified REITs	7.4
Health Care REITs	6.1
Homebuilding	0.6
Hotel & Resort REITs	2.9
Industrial REITs	19.0
Integrated Telecommunication Services	1.9
Internet Services & Infrastructure	0.9
Office REITs	6.4
Real Estate Development	3.6
Real Estate Operating Companies	12.5
Residential REITs	15.0
Retail REITs	6.1
Specialized REITs	12.7
Total	100.0%
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	55.7%
Euro	10.7
Japanese Yen	8.9
British Pound	6.9
Hong Kong Dollar	6.6
All other currencies less than 5%	11.2
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$3,032	$—	$—	$3,032
China	1,009	—	—	1,009
Mexico	1,854	—	—	1,854
United States	92,164	—	—	92,164
All Other Countries(1)	—	69,170	—	69,170
Total Common Stocks	98,059	69,170	—	167,229
Investment Companies	8,880	—	—	8,880
Total Investments	$106,939	$69,170	$—	$176,109

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,005	$95,227	$94,352	$4	$8,880	8,879,751
NORTHERN FUNDS QUARTERLY REPORT     19    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)
Australia – 0.8%
AGL Energy Ltd.	14,620	$135
Ampol Ltd.	19,669	431
Aristocrat Leisure Ltd.	18,875	452
BHP Group Ltd.	8,815	287
CSL Ltd.	2,177	476
Goodman Group	24,505	358
Rio Tinto Ltd.	11,413	1,002
		3,141
Belgium – 0.2%
KBC Group N.V.*	4,144	290
Telenet Group Holding N.V.	10,414	447
		737
Brazil – 0.6%
BB Seguridade Participacoes S.A.	176,908	1,013
Cosan S.A.	26,200	384
Qualicorp Consultoria e Corretora de Seguros S.A.	25,100	170
Telefonica Brasil S.A.	42,200	380
TIM S.A.*	99,000	280
		2,227
Canada – 1.8%
Alimentation Couche-Tard, Inc., Class B	8,600	293
CI Financial Corp.	16,100	200
Constellation Software, Inc.	825	1,071
Element Fleet Management Corp.	17,358	182
IGM Financial, Inc.	35,327	958
Kirkland Lake Gold Ltd.	3,400	140
Magna International, Inc. (New York Exchange)	13,400	949
Manulife Financial Corp.	55,300	984
Open Text Corp.	4,700	214
Quebecor, Inc., Class B	15,600	401
Shopify, Inc., Class A*	516	584
Sun Life Financial, Inc.	13,400	596
Topicus.com, Inc.*	1,534	6
Toronto-Dominion Bank (The)	5,100	288
		6,866
Chile – 0.2%
Banco Santander Chile ADR	33,950	645
China – 4.2%
Alibaba Group Holding Ltd. ADR (New York Exchange)*	6,659	1,550
A-Living Smart City Services Co. Ltd.	61,000	272
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
China – 4.2%continued
Anhui Conch Cement Co. Ltd., Class H	93,500	$586
Baidu, Inc. ADR (NASDAQ Exchange)*	31,847	6,887
China Construction Bank Corp., Class H	1,056,000	804
China Galaxy Securities Co. Ltd., Class H	227,000	143
China Shenhua Energy Co. Ltd., Class H	136,500	257
CSC Financial Co. Ltd., Class H	171,000	227
Hengan International Group Co. Ltd.	54,000	382
HUYA, Inc. ADR*	8,938	178
JD.com, Inc. ADR*	1,650	145
KE Holdings, Inc. ADR*	6,142	378
Meituan, Class B*	7,900	302
NetEase, Inc. ADR	5,046	483
Postal Savings Bank of China Co. Ltd., Class H(2)	235,000	133
Sinotruk Hong Kong Ltd.	54,000	138
Tencent Holdings Ltd.	12,500	913
Tencent Holdings Ltd. ADR	2,154	155
Tencent Music Entertainment Group ADR*	16,440	316
Tingyi Cayman Islands Holding Corp.	82,000	140
Tsingtao Brewery Co. Ltd., Class H	26,000	272
Vipshop Holdings Ltd. ADR*	11,661	328
Weichai Power Co. Ltd., Class H	245,000	493
Yum China Holdings, Inc.	7,901	451
		15,933
Colombia – 0.0%
Ecopetrol S.A. ADR	15,129	195
Denmark – 0.2%
Carlsberg A.S., Class B	1,538	247
Novo Nordisk A/S, Class B	7,222	505
		752
Egypt – 0.0%
Commercial International Bank Egypt S.A.E. GDR (Registered)(2)	46,673	175
Finland – 0.8%
Neste OYJ	14,158	1,023
Nokia OYJ*	448,893	1,712
Orion OYJ, Class B	6,040	277
		3,012

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
France – 2.6%
BNP Paribas S.A. (OTC Exchange)*	15,768	$831
Cellectis S.A. ADR*	12,932	350
Cie Generale des Etablissements Michelin S.C.A.	26,420	3,391
Cie Generale des Etablissements Michelin S.C.A. ADR	34,103	877
Klepierre S.A.	5,014	113
Peugeot S.A.*	24,371	667
RTL Group S.A.*	4,698	228
Safran S.A. (OTC Exchange)*	3,340	474
Schneider Electric S.E.	6,363	920
Thales S.A. (OTC Exchange)	8,687	796
TOTAL S.E.	5,071	219
Vivendi S.A.	28,980	934
		9,800
Germany – 3.4%
Allianz S.E. (Registered)	1,150	281
Brenntag A.G.	8,661	670
Deutsche Boerse A.G.	36,395	6,179
Deutsche Post A.G. (Registered)	13,647	675
Fresenius Medical Care A.G. & Co. KGaA	2,145	179
Hannover Rueck S.E.	3,731	593
LEG Immobilien A.G.	2,275	353
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	1,263	374
SAP S.E.	2,047	269
SAP S.E. ADR	10,486	1,367
Telefonica Deutschland Holding A.G.	657,112	1,812
		12,752
Greece – 0.0%
Hellenic Telecommunications Organization S.A.	8,520	137
Hong Kong – 0.9%
China Mobile Ltd. (OTC Exchange)	284,500	1,626
China Resources Cement Holdings Ltd.	206,000	230
CK Asset Holdings Ltd.	18,000	93
CLP Holdings Ltd. (OTC Exchange)	79,500	736
Hang Seng Bank Ltd.	12,700	220
Kunlun Energy Co. Ltd.	264,000	228
WH Group Ltd.	481,000	403
		3,536
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
India – 0.5%
Dr. Reddy's Laboratories Ltd. ADR	12,134	$865
Infosys Ltd. ADR	52,811	895
		1,760
Indonesia – 0.1%
Bank Mandiri Persero Tbk PT	774,800	350
Ireland – 1.3%
Allegion PLC	17,400	2,025
ICON PLC*	2,597	506
Medtronic PLC	19,600	2,296
		4,827
Israel – 0.3%
Check Point Software Technologies Ltd.*	7,333	975
Italy – 0.8%
Banca Mediolanum S.p.A.*	4,423	38
Enel S.p.A.	67,720	684
Italgas S.p.A.	65,154	416
Snam S.p.A.	331,003	1,859
		2,997
Japan – 7.7%
Asahi Group Holdings Ltd.	5,100	210
Bridgestone Corp.	43,800	1,439
Daito Trust Construction Co. Ltd.	6,800	636
Daiwa House Industry Co. Ltd.	6,900	206
ENEOS Holdings, Inc.	77,000	277
Fujitsu Ltd.	4,400	637
Hoya Corp.	3,200	442
ITOCHU Corp.	50,000	1,440
Japan Tobacco, Inc.	92,600	1,887
KDDI Corp.	14,600	434
McDonald's Holdings Co. Japan Ltd.	5,900	286
Mitsubishi UFJ Financial Group, Inc. ADR	193,300	856
Nintendo Co. Ltd.	10,500	6,701
Nintendo Co. Ltd. ADR	5,303	427
Nippon Sanso Holdings Corp.	12,100	225
Nippon Telegraph & Telephone Corp.	17,400	446
Nissan Chemical Corp.	7,800	489
Nomura Holdings, Inc.	42,400	224
Ono Pharmaceutical Co. Ltd.	18,500	558
ORIX Corp.	26,300	408
Otsuka Corp.	5,200	274
Sankyo Co. Ltd.	4,400	119

NORTHERN FUNDS QUARTERLY REPORT     21    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
Japan – 7.7%continued
Secom Co. Ltd.	6,900	$637
Shin-Etsu Chemical Co. Ltd.	4,200	735
Shionogi & Co. Ltd.	7,300	399
Sony Corp.	15,700	1,579
Sony Corp. ADR	30,300	3,063
Subaru Corp.	96,800	1,940
Takeda Pharmaceutical Co. Ltd. (OTC Exchange)	8,300	301
Tokyo Electron Ltd.	2,500	932
Tosoh Corp.	19,200	301
Welcia Holdings Co. Ltd.	9,800	370
ZOZO, Inc.	9,200	227
		29,105
Mexico – 0.1%
Grupo Financiero Banorte S.A.B. de C.V., Series O (OTC Exchange)*	40,214	222
Wal-Mart de Mexico S.A.B. de C.V.	114,358	321
		543
Netherlands – 1.7%
ASML Holding N.V.	583	282
Koninklijke Ahold Delhaize N.V. (OTC Exchange)	180,608	5,100
Royal Dutch Shell PLC, Class B (OTC Exchange)	31,759	547
Wolters Kluwer N.V.	8,281	699
		6,628
Norway – 0.1%
Yara International ASA	8,828	366
Peru – 0.2%
Credicorp Ltd.	4,367	716
Portugal – 0.0%
Jeronimo Martins SGPS S.A.	6,424	109
Russia – 0.2%
MMC Norilsk Nickel PJSC ADR	12,156	380
Mobile TeleSystems PJSC ADR	25,370	227
Moscow Exchange MICEX-RTS PJSC	51,540	111
		718
Singapore – 0.7%
DBS Group Holdings Ltd.	69,300	1,311
Genting Singapore Ltd.	402,300	258
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
Singapore – 0.7%continued
Sea Ltd. ADR*	1,574	$313
Singapore Exchange Ltd. (OTC Exchange)	87,200	614
		2,496
South Africa – 0.3%
Anglo American Platinum Ltd.	3,363	328
Naspers Ltd., Class N	1,390	284
Old Mutual Ltd.	69,375	56
Sanlam Ltd.	92,410	370
		1,038
South Korea – 1.6%
Hana Financial Group, Inc.	28,736	914
Hyundai Mobis Co. Ltd.*	1,609	380
KB Financial Group, Inc.	12,348	490
KT&G Corp.	18,594	1,424
Kumho Petrochemical Co. Ltd.	2,860	383
LG Household & Health Care Ltd.	90	134
LG Innotek Co. Ltd.	3,331	558
Orion Corp.	1,360	155
Samsung Electronics Co. Ltd. (OTC Exchange)	11,968	894
Seegene, Inc.	540	96
Shinhan Financial Group Co. Ltd.	17,366	514
Woori Financial Group, Inc.	13,415	121
		6,063
Spain – 0.8%
Endesa S.A.	88,364	2,423
Tecnicas Reunidas S.A.*	44,956	591
		3,014
Sweden – 0.9%
Alfa Laval AB*	7,560	208
Atlas Copco AB, Class A	7,824	400
Evolution Gaming Group AB	1,860	189
Husqvarna AB, Class B	11,210	145
Lundin Energy AB	11,350	306
Sandvik AB*	57,724	1,411
Spotify Technology S.A.*	2,919	918
		3,577
Switzerland – 5.2%
Alcon, Inc.*	28,900	1,907
Chubb Ltd.	10,200	1,570
CRISPR Therapeutics A.G.*	12,654	1,937

MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
Switzerland – 5.2%continued
Nestle S.A. (Registered) (OTC Exchange)	10,727	$1,263
Novartis A.G. (Registered) (OTC Exchange)	22,254	2,102
Novartis A.G. ADR	18,200	1,719
Partners Group Holding A.G.	232	271
Roche Holding A.G. (OTC Exchange)	21,686	7,566
Swisscom A.G. (Registered)	2,294	1,236
		19,571
Taiwan – 0.9%
Catcher Technology Co. Ltd.	26,000	191
CTBC Financial Holding Co. Ltd.	342,000	240
Delta Electronics, Inc.	57,000	532
Powertech Technology, Inc.	40,000	135
Realtek Semiconductor Corp.	38,000	526
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	883
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,437	593
Uni-President Enterprises Corp.	121,000	291
		3,391
Turkey – 0.2%
Turk Telekomunikasyon A.S.	416,395	479
Turkiye Garanti Bankasi A.S.*	201,545	282
Turkiye Is Bankasi A.S., Class C*	167,466	159
		920
United Kingdom – 3.9%
3i Group PLC	68,504	1,095
Anglo American PLC	4,910	164
BAE Systems PLC	30,985	207
Bunzl PLC	19,431	650
Close Brothers Group PLC	2,068	39
Direct Line Insurance Group PLC	186,560	811
Evraz PLC	40,170	259
GlaxoSmithKline PLC (OTC Exchange)	233,277	4,274
JD Sports Fashion PLC*	29,769	351
Linde PLC	4,472	1,178
National Grid PLC (OTC Exchange)	81,472	970
Next PLC*	5,075	492
Persimmon PLC	15,089	572
RELX PLC	27,538	677
Unilever PLC (Euronext Amsterdam Exchange)	19,642	1,189
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
United Kingdom – 3.9%continued
Unilever PLC ADR	23,126	$1,396
Vodafone Group PLC	225,730	372
		14,696
United States – 50.4%
2U, Inc.*	21,137	846
Activision Blizzard, Inc.	6,844	635
Adobe, Inc.*	12,550	6,276
Agilent Technologies, Inc.	4,839	573
Air Lease Corp.	15,055	669
Air Products & Chemicals, Inc.	5,624	1,537
Akamai Technologies, Inc.*	2,857	300
Albemarle Corp.	3,183	470
Alphabet, Inc., Class C*	1,526	2,673
Amazon.com, Inc.*	919	2,993
American Tower Corp.	9,069	2,036
Americold Realty Trust	12,247	457
Ameriprise Financial, Inc.	12,200	2,371
AmerisourceBergen Corp.	2,905	284
Amgen, Inc.	10,700	2,460
Amphenol Corp., Class A	9,197	1,203
ANSYS, Inc.*	12,729	4,631
Apple, Inc.	30,196	4,007
Applied Materials, Inc.	8,809	760
Arrow Electronics, Inc.*	4,552	443
Berkshire Hathaway, Inc., Class B*	12,210	2,831
Bio-Rad Laboratories, Inc., Class A*	1,059	617
Black Knight, Inc.*	5,921	523
BOK Financial Corp.	1,037	71
Boston Properties, Inc.	4,361	412
Cabot Oil & Gas Corp.	96,900	1,578
Capital One Financial Corp.	17,897	1,769
CBRE Group, Inc., Class A*	9,478	594
Charles Schwab (The) Corp.	31,376	1,664
Cimarex Energy Co.	8,404	315
Cincinnati Financial Corp.	21,000	1,835
CMC Materials, Inc.	2,634	399
Coca-Cola (The) Co.	39,400	2,161
Comcast Corp., Class A	27,380	1,435
Commerce Bancshares, Inc.	19,582	1,287
Continental Resources, Inc.	14,173	231
Corteva, Inc.	71,000	2,749
CSX Corp.	6,805	618
Cullen/Frost Bankers, Inc.	10,500	916
Cummins, Inc.	2,014	457

NORTHERN FUNDS QUARTERLY REPORT     23    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
United States – 50.4%continued
D.R. Horton, Inc.	9,931	$684
Danaher Corp.	17,352	3,855
Darden Restaurants, Inc.	5,404	644
DENTSPLY SIRONA, Inc.	7,457	390
Dover Corp.	3,016	381
East West Bancorp, Inc.	26,500	1,344
Eastman Chemical Co.	3,518	353
Ecolab, Inc.	4,243	918
Editas Medicine, Inc.*	18,091	1,268
Elanco Animal Health, Inc.*	64,300	1,972
Equity LifeStyle Properties, Inc.	15,100	957
Exact Sciences Corp.*	4,255	564
Facebook, Inc., Class A*	5,880	1,606
First Republic Bank	17,586	2,584
Fortive Corp.	20,052	1,420
General Dynamics Corp.	11,280	1,679
Global Payments, Inc.	3,685	794
Honeywell International, Inc.	10,576	2,249
Houlihan Lokey, Inc.	5,762	387
Intellia Therapeutics, Inc.*	30,955	1,684
Intercontinental Exchange, Inc.	8,912	1,027
Intuit, Inc.	7,517	2,855
Invitae Corp.*	30,426	1,272
Iridium Communications, Inc.*	8,814	347
Johnson & Johnson	13,883	2,185
Johnson Controls International PLC	43,200	2,013
JPMorgan Chase & Co.	17,800	2,262
KeyCorp	19,425	319
Keysight Technologies, Inc.*	5,189	685
Laboratory Corp. of America Holdings*	1,672	340
LendingTree, Inc.*	2,371	649
Lennar Corp., Class A	30,100	2,294
Markel Corp.*	2,041	2,109
Martin Marietta Materials, Inc.	8,200	2,329
Masco Corp.	9,303	511
Mettler-Toledo International, Inc.*	1,265	1,442
Microchip Technology, Inc.	40,972	5,659
Microsoft Corp.	26,817	5,965
Moody's Corp.	6,516	1,891
NanoString Technologies, Inc.*	5,163	345
NIKE, Inc., Class B	12,474	1,765
O'Reilly Automotive, Inc.*	1,798	814
Oshkosh Corp.	9,471	815
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
United States – 50.4%continued
Packaging Corp. of America	2,722	$375
PagerDuty, Inc.*	15,624	651
Parker-Hannifin Corp.	9,700	2,642
PayPal Holdings, Inc.*	11,999	2,810
PepsiCo, Inc.	8,003	1,187
Philip Morris International, Inc.	49,601	4,106
Phillips 66	18,900	1,322
Pinterest, Inc., Class A*	10,095	665
Pioneer Natural Resources Co.	8,000	911
PNC Financial Services Group (The), Inc.	14,100	2,101
Procter & Gamble (The) Co.	15,150	2,108
Progressive (The) Corp.	6,343	627
Proto Labs, Inc.*	5,391	827
Pure Storage, Inc., Class A*	37,551	849
QUALCOMM, Inc.	20,647	3,145
Raymond James Financial, Inc.	4,687	448
RealPage, Inc.*	6,144	536
Reinsurance Group of America, Inc.	3,032	351
RenaissanceRe Holdings Ltd.	1,719	285
Republic Services, Inc.	6,931	667
Roku, Inc.*	6,464	2,146
Roper Technologies, Inc.	2,943	1,269
RPM International, Inc.	23,400	2,124
salesforce.com, Inc.*	6,427	1,430
SBA Communications Corp.	1,473	416
Scotts Miracle-Gro (The) Co.	2,499	498
Sealed Air Corp.	6,597	302
Sensata Technologies Holding PLC*	8,969	473
Seres Therapeutics, Inc.*	18,643	457
Skyworks Solutions, Inc.	5,006	765
Snap-on, Inc.	2,292	392
Splunk, Inc.*	2,929	498
Square, Inc., Class A*	8,628	1,878
Starbucks Corp.	7,213	772
Stericycle, Inc.*	7,035	488
Stifel Financial Corp.	9,593	484
Stratasys Ltd.*	30,166	625
Sun Communities, Inc.	6,802	1,034
Syneos Health, Inc.*	5,547	378
Synopsys, Inc.*	3,637	943
Sysco Corp.	5,587	415
Teladoc Health, Inc.*	6,260	1,252
Teleflex, Inc.	5,240	2,157

MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
United States – 50.4%continued
Tesla, Inc.*	5,200	$3,669
TJX (The) Cos., Inc.	8,006	547
TransDigm Group, Inc.*	1,548	958
Twilio, Inc., Class A*	2,391	809
Twitter, Inc.*	43,700	2,366
Tyson Foods, Inc., Class A	22,700	1,463
U.S. Bancorp	19,931	929
Visa, Inc., Class A	8,764	1,917
Vontier Corp.*	18,640	623
Walgreens Boots Alliance, Inc.	21,500	857
WEC Energy Group, Inc.	4,616	425
Woodward, Inc.	4,107	499
Xilinx, Inc.	4,982	706
Xylem, Inc.	23,800	2,423
Zillow Group, Inc., Class C*	8,304	1,078
		190,790
Total Common Stocks
(Cost $274,028)		354,558

PREFERRED STOCKS – 0.2% (1)
Brazil – 0.2%
Petroleo Brasileiro S.A., 0.00%(3) (4)	112,100	619
Total Preferred Stocks
(Cost $578)		619

INVESTMENT COMPANIES – 4.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(5) (6)	16,272,573	16,273
Total Investment Companies
(Cost $16,273)		16,273

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.10%, 1/28/21(7) (8)	$890	$890
Total Short-Term Investments
(Cost $890)		890

Total Investments – 98.3%
(Cost $291,769)		372,340
Other Assets less Liabilities – 1.7%		6,288
Net Assets – 100.0%		$378,628

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Restricted security.
(3)	Current yield is less than 0.01%.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2020 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	Euro	345	Australian Dollar	562	2/3/21	$12
JPMorgan Chase	Euro	1,570	British Pound	1,416	2/3/21	17
JPMorgan Chase	Euro	150	Israeli Shekel	600	2/3/21	3
JPMorgan Chase	Euro	30	New Zealand Dollar	52	2/3/21	1
JPMorgan Chase	Euro	159	Norwegian Krone	1,731	2/3/21	8
JPMorgan Chase	Euro	927	Swedish Krona	9,529	2/3/21	24
JPMorgan Chase	Japanese Yen	41,715	Chinese Yuan Renminbi	2,640	2/3/21	—*

NORTHERN FUNDS QUARTERLY REPORT     25    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	United States Dollar	2,328	Australian Dollar	3,200	2/3/21	$139
JPMorgan Chase	United States Dollar	1,786	Canadian Dollar	2,328	2/3/21	43
JPMorgan Chase	United States Dollar	411	Euro	346	2/3/21	12
JPMorgan Chase	United States Dollar	95	Norwegian Krone	872	2/3/21	7
JPMorgan Chase	United States Dollar	579	Singapore Dollar	780	2/3/21	11
JPMorgan Chase	United States Dollar	354	Swedish Krona	3,060	2/3/21	18
Subtotal Appreciation						295
JPMorgan Chase	Euro	398	Canadian Dollar	615	2/3/21	(4)
JPMorgan Chase	Euro	506	Chinese Yuan Renminbi	3,962	2/3/21	(12)
JPMorgan Chase	Euro	98	Singapore Dollar	157	2/3/21	(1)
JPMorgan Chase	Euro	346	United States Dollar	409	2/3/21	(14)
JPMorgan Chase	Japanese Yen	61,261	United States Dollar	591	2/3/21	(2)
Subtotal Depreciation						(33)
Total						$262

*	Amounts round to less than a thousand.
At December 31, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	31	$5,811	Long	03/21	$120
MSCI EAFE Index (United States Dollar)	34	3,622	Long	03/21	56
MSCI Emerging Markets Index (United States Dollar)	20	1,288	Long	03/21	41
Total					$217
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	11.2%
Consumer Discretionary	9.7
Consumer Staples	7.8
Energy	2.6
Financials	16.2
Health Care	14.2
Industrials	9.6
Information Technology	18.9
Materials	5.3
Real Estate	2.3
Utilities	2.2
Total	100.0%
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	64.9%
Euro	10.5
Japanese Yen	7.0
All other currencies less than 5%	17.6
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$6,860	$6	$—	$6,866
Chile	645	—	—	645
China	10,871	5,062	—	15,933
Colombia	195	—	—	195
France	1,227	8,573	—	9,800
Germany	1,367	11,385	—	12,752
India	1,760	—	—	1,760
Ireland	4,827	—	—	4,827
Israel	975	—	—	975
Japan	4,346	24,759	—	29,105
Mexico	543	—	—	543
Peru	716	—	—	716
Russia	227	491	—	718
Singapore	313	2,183	—	2,496
Sweden	918	2,659	—	3,577
Switzerland	7,133	12,438	—	19,571
Taiwan	593	2,798	—	3,391
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
United Kingdom	$3,763	$10,933	$—	$14,696
United States	190,790	—	—	190,790
All Other Countries(1)	—	35,202	—	35,202
Total Common Stocks	238,069	116,489	—	354,558
Preferred Stocks(1)	—	619	—	619
Investment Companies	16,273	—	—	16,273
Short-Term Investments	—	890	—	890
Total Investments	$254,342	$117,998	$—	$372,340
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$295	$—	$295
Futures Contracts	217	—	—	217
Liabilities
Forward Foreign Currency Exchange Contracts	—	(33)	—	(33)
Total Other Financial Instruments	$217	$262	$—	$479

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,878	$67,271	$60,876	$5	$16,273	16,272,573
NORTHERN FUNDS QUARTERLY REPORT     27    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CONVERTIBLE BONDS – 0.0%
Bermuda – 0.0%
Digicel Group 0.5 Ltd.,
7.00%, 1/25/21 (2) (3) (4)	$78	$21
Total Convertible Bonds
(Cost $16)		21

CORPORATE BONDS – 1.6%
United States – 1.6%
CEDC Finance Corp. International, Inc.,
10.00%, 12/31/22 (5)	85	62
Citigroup Global Markets Holdings, Inc.,
14.30%, 10/17/23 (EGP)(4)	17,500	1,143
JPMorgan Chase Bank N.A.,
2.68%, 5/21/30 (CNY)(4)	9,000	1,321
7.50%, 8/17/32 (IDR)(5)	4,849,000	377
		2,903
Total Corporate Bonds
(Cost $2,851)		2,903

FOREIGN ISSUER BONDS – 92.2%
Angola – 1.0%
Angolan Government International Bond,
9.50%, 11/12/25 (4)	400	417
8.25%, 5/9/28 (4)	400	385
9.38%, 5/8/48 (4)	1,065	1,007
		1,809
Argentina – 1.9%
Argentine Republic Government International Bond,
1.00%, 7/9/29	329	143
(Step to 0.50% on 7/9/21), 0.13%, 7/9/30 (6)	2,039	826
(Step to 1.13% on 7/9/21), 0.13%, 7/9/35 (6)	3,348	1,222
(Step to 2.00% on 7/9/21), 0.13%, 1/9/38 (6)	529	216
(Step to 2.50% on 7/9/21), 0.13%, 7/9/41 (6)	495	187
Pampa Energia S.A.,
7.38%, 7/21/23 (4)	142	135
Provincia de Buenos Aires,
6.50%, 2/15/23 (4)	450	182
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Argentina – 1.9%continued
YPF S.A.,
8.75%, 4/4/24 (4)	$613	$538
		3,449
Azerbaijan – 1.2%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24 (4)	700	769
3.50%, 9/1/32 (4)	612	650
Southern Gas Corridor CJSC,
6.88%, 3/24/26 (4)	400	485
State Oil Co. of the Azerbaijan Republic,
6.95%, 3/18/30 (4)	200	258
		2,162
Bahrain – 0.4%
Bahrain Government International Bond,
5.45%, 9/16/32 (4)	450	475
Oil and Gas Holding (The) Co. BSCC,
8.38%, 11/7/28 (4)	200	236
		711
Belarus – 0.2%
Republic of Belarus International Bond,
6.20%, 2/28/30 (4)	200	203
Republic of Belarus Ministry of Finance,
5.88%, 2/24/26 (4)	200	206
		409
Bermuda – 0.4%
Digicel Group 0.5 Ltd.,
10.00%, 4/1/24 (3)	528	472
8.00%, 4/1/25 (3) (4)	258	135
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd.,
8.75%, 5/25/24 (4)	31	32
8.00%, 12/31/26 (4)	64	54
		693
Brazil – 6.5%
Banco do Brasil S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.40%), 6.25%, 4/15/24 (2) (4) (7)	300	307
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.36%), 9.00%, 6/18/24 (2) (4) (7)	200	223
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/23 (BRL)	8,000	1,701

MULTI-MANAGER FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Brazil – 6.5%continued
10.00%, 1/1/25 (BRL)	$6,208	$1,383
10.00%, 1/1/27 (BRL)	9,628	2,193
10.00%, 1/1/29 (BRL)	6,864	1,590
10.00%, 1/1/31 (BRL)	406	95
Brazilian Government International Bond,
8.25%, 1/20/34	78	114
7.13%, 1/20/37	103	140
5.63%, 1/7/41	100	118
5.00%, 1/27/45	850	943
5.63%, 2/21/47	200	239
CSN Inova Ventures,
6.75%, 1/28/28 (4)	200	217
CSN Islands XII Corp.,
7.00%, 3/23/21 (2) (4)	225	223
Oi S.A.,
10.00%,(100% Cash), 7/27/25 (3)	1,615	1,718
Samarco Mineracao S.A.,
4.13%, 11/1/22 (4) (8)	400	283
5.75%, 10/24/23 (4) (8)	600	430
5.38%, 9/26/24 (4) (8)	300	215
		12,132
Canada – 0.7%
First Quantum Minerals Ltd.,
7.25%, 4/1/23 (4)	200	206
6.50%, 3/1/24 (4)	200	206
7.50%, 4/1/25 (4)	290	302
6.88%, 3/1/26 (4)	290	302
6.88%, 10/15/27 (4)	200	217
		1,233
Cayman Islands – 0.1%
Fantasia Holdings Group Co. Ltd.,
10.90%, 1/9/23 (4)	200	210
Chile – 1.7%
Bonos de la Tesoreria de la Republica,
1.90%, 9/1/30 (CLP)	1	25
2.00%, 3/1/35 (CLP)	1	77
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26 (CLP)	445,000	719
5.00%, 3/1/35 (CLP)	435,000	744
Corp. Nacional del Cobre de Chile,
5.63%, 10/18/43 (4)	200	275
4.88%, 11/4/44 (4)	200	255
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Chile – 1.7%continued
4.50%, 8/1/47 (4)	$200	$245
4.38%, 2/5/49 (4)	220	268
Empresa de Transporte de Pasajeros Metro S.A.,
4.70%, 5/7/50 (4)	200	252
Empresa Nacional del Petroleo,
4.50%, 9/14/47 (4)	200	222
		3,082
China – 3.0%
China Evergrande Group,
11.50%, 1/22/23 (4)	200	191
7.50%, 6/28/23 (4)	370	320
10.50%, 4/11/24 (4)	450	410
8.75%, 6/28/25 (4)	400	332
China Government Bond,
2.88%, 11/5/23 (CNY)	2,900	444
3.02%, 10/22/25 (CNY)	5,810	892
3.27%, 11/19/30 (CNH)	6,500	1,010
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22 (4)	215	220
11.50%, 1/30/23 (4)	200	210
10.90%, 7/23/23 (4)	200	210
9.38%, 6/30/24 (4)	465	452
Scenery Journey Ltd.,
11.50%, 10/24/22 (4)	320	300
12.00%, 10/24/23 (4)	400	374
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42 (4)	200	257
		5,622
Colombia – 3.4%
Colombia Government International Bond,
8.13%, 5/21/24	213	261
3.88%, 4/25/27	200	222
7.38%, 9/18/37	100	146
6.13%, 1/18/41	165	221
5.63%, 2/26/44	200	259
5.00%, 6/15/45	450	549
4.13%, 5/15/51	200	222
Colombian TES,
10.00%, 7/24/24 (COP)	2,850,000	1,014
6.25%, 11/26/25 (COP)	182,800	59
5.75%, 11/3/27 (COP)	250,400	78

NORTHERN FUNDS QUARTERLY REPORT     29    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Colombia – 3.4%continued
6.00%, 4/28/28 (COP)	$6,516,100	$2,043
7.00%, 6/30/32 (COP)	64,900	21
7.25%, 10/18/34 (COP)	2,207,800	724
7.25%, 10/26/50 (COP)	951,900	300
Empresas Publicas de Medellin ESP,
8.38%, 11/8/27 (COP)(4)	693,000	215
		6,334
Costa Rica – 0.5%
Costa Rica Government International Bond,
6.44%, 11/21/29 (4)	480	420
5.63%, 4/30/43 (4)	600	503
		923
Croatia – 0.2%
Croatia Government International Bond,
6.38%, 3/24/21 (4)	200	203
6.00%, 1/26/24 (4)	200	230
		433
Czech Republic – 1.5%
Czech Republic Government Bond,
0.45%, 10/25/23 (CZK)	40,000	1,870
2.40%, 9/17/25 (CZK)	7,100	355
0.95%, 5/15/30 (CZK)	6,500	295
2.00%, 10/13/33 (CZK)	3,250	163
4.20%, 12/4/36 (CZK)	390	25
		2,708
Dominican Republic – 2.3%
Dominican Republic International Bond,
5.50%, 1/27/25 (4)	550	620
6.88%, 1/29/26 (4)	230	277
9.75%, 6/5/26 (DOP)(4)	8,050	148
5.95%, 1/25/27 (4)	200	234
4.88%, 9/23/32 (4)	680	753
7.45%, 4/30/44 (4)	190	245
6.85%, 1/27/45 (4)	900	1,097
6.50%, 2/15/48 (4)	200	236
6.40%, 6/5/49 (4)	200	235
5.88%, 1/30/60 (4)	370	407
		4,252
Ecuador – 1.8%
Ecuador Government International Bond,
(Step to 5.00% on 7/31/21), 0.50%, 7/31/30 (5) (6)	1,476	949
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Ecuador – 1.8%continued
0.00%, 7/31/30 (5) (9)	$258	$123
(Step to 1.00% on 7/31/21), 0.50%, 7/31/35 (5) (6)	3,366	1,836
(Step to 0.50% on 7/31/21), 0.50%, 7/31/40 (5) (6)	1,008	513
		3,421
Egypt – 2.3%
Egypt Government Bond,
14.10%, 7/21/22 (EGP)	704	45
14.10%, 10/20/22 (EGP)	431	28
14.30%, 10/13/23 (EGP)	620	40
Egypt Government International Bond,
7.50%, 1/31/27 (4)	200	232
6.59%, 2/21/28 (4)	300	331
7.60%, 3/1/29 (4)	200	231
7.05%, 1/15/32 (4)	229	250
7.63%, 5/29/32 (4)	200	227
6.88%, 4/30/40 (4)	467	481
8.50%, 1/31/47 (4)	800	909
7.90%, 2/21/48 (4)	230	251
8.88%, 5/29/50 (4)	400	471
Egypt Treasury Bills,
0.00%, 5/18/21 (EGP)(9)	4,600	281
0.00%, 5/25/21 (EGP)(9)	1,400	85
0.00%, 6/1/21 (EGP)(9)	2,400	146
0.00%, 8/10/21 (EGP)(9)	4,600	273
		4,281
El Salvador – 0.6%
El Salvador Government International Bond,
6.38%, 1/18/27 (4)	143	135
8.63%, 2/28/29 (4)	453	452
8.25%, 4/10/32 (4)	131	128
7.65%, 6/15/35 (4)	39	37
7.63%, 2/1/41 (4)	150	139
9.50%, 7/15/52 (4)	150	152
		1,043
Gabon – 0.2%
Gabon Government International Bond,
6.38%, 12/12/24 (4)	200	209
6.63%, 2/6/31 (4)	200	207
		416

MULTI-MANAGER FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Georgia – 0.1%
Georgia Government International Bond,
6.88%, 4/12/21 (4)	$200	$203
Ghana – 0.6%
Ghana Government International Bond,
10.80%, 10/14/30 (4)	400	537
8.13%, 3/26/32 (4)	200	212
7.88%, 2/11/35 (4)	200	206
8.95%, 3/26/51 (4)	215	225
		1,180
Guatemala – 0.7%
Guatemala Government Bond,
4.88%, 2/13/28 (4)	275	316
5.38%, 4/24/32 (4)	575	701
6.13%, 6/1/50 (4)	200	264
		1,281
Honduras – 0.4%
Honduras Government International Bond,
6.25%, 1/19/27 (4)	300	347
5.63%, 6/24/30 (4)	300	343
		690
Hungary – 2.0%
Hungary Government Bond,
1.50%, 8/24/22 (HUF)	285,000	976
1.50%, 8/23/23 (HUF)	118,500	408
2.50%, 10/24/24 (HUF)	115,000	410
3.00%, 10/27/27 (HUF)	242,770	897
6.75%, 10/22/28 (HUF)	32,920	152
3.00%, 8/21/30 (HUF)	114,090	417
Hungary Government International Bond,
5.75%, 11/22/23	318	362
5.38%, 3/25/24	156	178
		3,800
India – 0.1%
Export-Import Bank of India,
4.00%, 1/14/23 (4)	200	211
Indonesia – 8.4%
Indonesia Asahan Aluminium Persero PT,
5.71%, 11/15/23 (4)	200	221
6.76%, 11/15/48 (4)	200	273
Indonesia Government International Bond,
4.75%, 2/11/29	500	606
8.50%, 10/12/35 ((4)	200	327
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Indonesia – 8.4%continued
6.63%, 2/17/37 (4)	$750	$1,066
7.75%, 1/17/38 (4)	200	314
5.25%, 1/17/42 (4)	600	776
5.13%, 1/15/45 (4)	750	966
5.95%, 1/8/46 (4)	200	288
5.25%, 1/8/47 (4)	200	266
Indonesia Treasury Bond,
6.50%, 6/15/25 (IDR)	1,793,000	135
8.38%, 9/15/26 (IDR)	9,222,000	753
7.00%, 5/15/27 (IDR)	5,276,000	405
6.13%, 5/15/28 (IDR)	3,534,000	255
9.00%, 3/15/29 (IDR)	7,246,000	617
8.25%, 5/15/29 (IDR)	2,589,000	213
10.50%, 8/15/30 (IDR)	2,813,000	262
7.00%, 9/15/30 (IDR)	6,000,000	463
6.50%, 2/15/31 (IDR)	7,800,000	581
7.75%, 4/15/31 (IDR)	1,177,000	94
8.75%, 5/15/31 (IDR)	12,294,000	1,042
9.50%, 7/15/31 (IDR)	17,912,000	1,586
6.63%, 5/15/33 (IDR)	1,545,000	113
8.38%, 3/15/34 (IDR)	2,949,000	245
7.50%, 6/15/35 (IDR)	2,274,000	180
8.25%, 5/15/36 (IDR)	23,536,000	1,953
7.50%, 5/15/38 (IDR)	2,585,000	201
8.38%, 4/15/39 (IDR)	1,310,000	110
Perusahaan Penerbit SBSN Indonesia III,
4.55%, 3/29/26 (4)	200	231
4.40%, 3/1/28 (4)	450	526
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
5.50%, 11/22/21 (4)	200	208
6.15%, 5/21/48 (4)	200	261
		15,537
Ivory Coast – 0.7%
Ivory Coast Government International Bond,
5.88%, 10/17/31 (EUR)(4)	119	161
4.88%, 1/30/32 (EUR)(5)	102	128
5.75%, 12/31/32 (4)	95	97
6.13%, 6/15/33 (4)	540	610
6.88%, 10/17/40 (EUR)(4)	225	314
		1,310
Jamaica – 0.2%
Jamaica Government International Bond,

NORTHERN FUNDS QUARTERLY REPORT     31    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Jamaica – 0.2%continued
7.88%, 7/28/45	$200	$286
Kazakhstan – 0.6%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (4)	200	211
Kazakhstan Government International Bond,
6.50%, 7/21/45 (4)	200	323
KazMunayGas National Co. JSC,
5.38%, 4/24/30 (4)	200	247
6.38%, 10/24/48 (4)	200	288
		1,069
Kenya – 0.1%
Kenya Government International Bond,
8.00%, 5/22/32 (4)	200	234
Lebanon – 0.3%
Lebanon Government International Bond,
6.38%, 3/9/20 (4) (8)	267	37
5.80%, 4/14/20 (4) (8)	188	27
6.15%, 6/19/20 (8)	326	53
8.25%, 4/12/21 (4) (8)	593	89
6.10%, 10/4/22 (4) (8)	795	119
6.00%, 1/27/23 (4) (8)	231	34
6.60%, 11/27/26 (8)	97	14
6.85%, 3/23/27 (4) (8)	212	30
7.00%, 3/23/32 (4) (8)	143	20
7.05%, 11/2/35 (4) (8)	11	2
7.25%, 3/23/37 (4) (8)	349	51
		476
Malaysia – 2.9%
Malaysia Government Bond,
3.88%, 3/10/22 (MYR)	2,157	549
3.80%, 9/30/22 (MYR)	5,321	1,368
3.90%, 11/30/26 (MYR)	2,050	554
3.73%, 6/15/28 (MYR)	2,400	650
3.89%, 8/15/29 (MYR)	720	197
2.63%, 4/15/31 (MYR)	3,065	759
4.64%, 11/7/33 (MYR)	361	103
3.83%, 7/5/34 (MYR)	2,025	537
4.92%, 7/6/48 (MYR)	203	60
Petronas Capital Ltd.,
4.55%, 4/21/50 (4)	200	267
4.80%, 4/21/60 (4)	200	289
		5,333
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Mexico – 8.3%
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 6.75%, 9/27/24 (2) (4) (7)	$200	$217
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 6/27/29 (2) (4) (7)	200	226
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.76%), 8.38%, 10/14/30 (2) (4) (7)	220	263
Braskem Idesa S.A.P.I.,
7.45%, 11/15/29 (4)	230	216
Comision Federal de Electricidad,
8.18%, 12/23/27 (MXN)	2,060	103
5.75%, 2/14/42 (4)	200	237
Mexican Bonos,
8.00%, 12/7/23 (MXN)	21,000	1,159
10.00%, 12/5/24 (MXN)	12,900	776
7.50%, 6/3/27 (MXN)	20,000	1,145
8.50%, 5/31/29 (MXN)	27,434	1,682
7.75%, 5/29/31 (MXN)	8,650	511
7.75%, 11/23/34 (MXN)	1,510	89
10.00%, 11/20/36 (MXN)	6,600	465
8.50%, 11/18/38 (MXN)	25,540	1,592
7.75%, 11/13/42 (MXN)	9,500	550
Mexico Government International Bond,
3.60%, 1/30/25	200	223
2.66%, 5/24/31	453	464
4.75%, 4/27/32	1,650	1,986
6.05%, 1/11/40	60	80
4.75%, 3/8/44	254	302
5.55%, 1/21/45	114	149
3.77%, 5/24/61	425	443
5.75%, 10/12/10 (10)	624	829
Petroleos Mexicanos,
7.19%, 9/12/24 (MXN)(4)	3,090	140
6.75%, 9/21/47	550	516
6.35%, 2/12/48	160	145
7.69%, 1/23/50	471	475
6.95%, 1/28/60	438	412
		15,395
Mongolia – 0.2%
Development Bank of Mongolia LLC,
7.25%, 10/23/23 (4)	200	215

MULTI-MANAGER FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Mongolia – 0.2%continued
Mongolia Government International Bond,
5.63%, 5/1/23 (4)	$200	$210
Mongolian Mining Corp.,
2.34%, 4/1/21 (2) (3) (4)	60	19
		444
Morocco – 0.1%
Morocco Government International Bond,
4.25%, 12/11/22 (4)	210	221
Netherlands – 0.6%
Kazakhstan Temir Zholy Finance B.V.,
6.95%, 7/10/42 (4)	200	296
Metinvest B.V.,
8.50%, 4/23/26 (4)	200	225
7.65%, 10/1/27 (4)	300	329
7.75%, 10/17/29 (4)	200	220
		1,070
Nigeria – 0.1%
Nigeria Government International Bond,
7.63%, 11/28/47 (4)	200	211
Oman – 0.6%
Oman Government International Bond,
6.50%, 3/8/47 (4)	400	394
6.75%, 1/17/48 (4)	711	706
		1,100
Pakistan – 0.6%
Pakistan Government International Bond,
8.25%, 4/15/24 (4)	200	219
6.88%, 12/5/27 (4)	681	713
Third Pakistan International Sukuk (The) Co. Ltd.,
5.63%, 12/5/22 (4)	200	205
		1,137
Panama – 1.3%
Panama Government International Bond,
7.13%, 1/29/26	100	128
8.88%, 9/30/27	574	828
9.38%, 4/1/29	73	114
3.16%, 1/23/30	294	326
6.70%, 1/26/36	138	205
4.50%, 4/16/50	500	641
4.30%, 4/29/53	200	253
		2,495
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Papua New Guinea – 0.1%
Papua New Guinea Government International Bond,
8.38%, 10/4/28 (4)	$200	$203
Paraguay – 0.8%
Paraguay Government International Bond,
4.63%, 1/25/23 (4)	200	215
5.00%, 4/15/26 (4)	200	234
4.95%, 4/28/31 (4)	399	482
5.60%, 3/13/48 (4)	400	514
		1,445
Peru – 2.1%
Peru Government Bond,
5.94%, 2/12/29 (PEN)	600	207
6.15%, 8/12/32 (PEN)	2,660	894
5.40%, 8/12/34 (PEN)	565	172
5.35%, 8/12/40 (PEN)	1,347	388
Peruvian Government International Bond,
7.35%, 7/21/25	218	279
6.95%, 8/12/31 (PEN)(4)	1,500	539
8.75%, 11/21/33	260	444
6.90%, 8/12/37 (PEN)(4)	383	130
5.63%, 11/18/50	353	555
2.78%, 12/1/60	181	183
3.23%, 7/28/21 (11)	75	75
		3,866
Philippines – 0.6%
Philippine Government International Bond,
10.63%, 3/16/25	78	111
9.50%, 2/2/30	302	497
7.75%, 1/14/31	200	308
6.38%, 10/23/34	100	146
		1,062
Poland – 1.8%
Republic of Poland Government Bond,
2.50%, 1/25/23 (PLN)	4,600	1,294
2.50%, 7/25/26 (PLN)	1,550	459
2.50%, 7/25/27 (PLN)	3,000	894
2.75%, 4/25/28 (PLN)	541	164
2.75%, 10/25/29 (PLN)	1,838	563
		3,374
Qatar – 2.3%
Qatar Government International Bond,

NORTHERN FUNDS QUARTERLY REPORT     33    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Qatar – 2.3%continued
3.25%, 6/2/26 (4)	$200	$223
4.50%, 4/23/28 (4)	468	568
4.00%, 3/14/29 (4)	450	534
3.75%, 4/16/30 (4)	596	703
5.10%, 4/23/48 (4)	625	880
4.82%, 3/14/49 (4)	822	1,124
4.40%, 4/16/50 (4)	200	261
		4,293
Romania – 1.8%
Romania Government Bond,
3.40%, 3/8/22 (RON)	1,200	305
4.25%, 6/28/23 (RON)	850	222
5.80%, 7/26/27 (RON)	3,410	1,010
Romanian Government International Bond,
6.75%, 2/7/22 (4)	120	128
4.38%, 8/22/23 (4)	236	257
3.62%, 5/26/30 (EUR)(4)	67	98
3.00%, 2/14/31 (4)	40	43
6.13%, 1/22/44 (4)	24	34
5.13%, 6/15/48 (4)	300	385
3.38%, 1/28/50 (EUR)(4)	181	255
4.00%, 2/14/51 (4)	532	580
		3,317
Russia – 5.5%
Russian Federal Bond - OFZ,
7.00%, 8/16/23 (RUB)	115,197	1,643
7.15%, 11/12/25 (RUB)	9,988	146
7.75%, 9/16/26 (RUB)	55,632	837
7.95%, 10/7/26 (RUB)	30,571	464
8.15%, 2/3/27 (RUB)	83,765	1,289
7.05%, 1/19/28 (RUB)	19,418	284
6.90%, 5/23/29 (RUB)	37,529	546
7.65%, 4/10/30 (RUB)	58,748	897
8.50%, 9/17/31 (RUB)	43,978	714
7.70%, 3/23/33 (RUB)	53,723	819
7.25%, 5/10/34 (RUB)	5,593	82
7.70%, 3/16/39 (RUB)	22,000	340
Russian Federal Inflation Linked Bond,
2.50%, 7/17/30 (RUB)(12)	16,350	225
Russian Foreign Bond - Eurobond,
4.25%, 6/23/27 (4)	400	457
4.38%, 3/21/29 (4)	200	234
5.10%, 3/28/35 (4)	400	507
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Russia – 5.5%continued
5.63%, 4/4/42 (4)	$200	$279
5.25%, 6/23/47 (4)	400	555
		10,318
Saudi Arabia – 0.5%
Saudi Government International Bond,
5.00%, 4/17/49 (4)	200	263
5.25%, 1/16/50 (4)	200	273
3.75%, 1/21/55 (4)	200	219
4.50%, 4/22/60 (4)	200	251
		1,006
South Africa – 4.7%
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	1,369	110
8.00%, 1/31/30 (ZAR)	2,881	187
7.00%, 2/28/31 (ZAR)	128	8
8.25%, 3/31/32 (ZAR)	38,089	2,337
8.88%, 2/28/35 (ZAR)	6,485	388
6.25%, 3/31/36 (ZAR)	8,559	402
8.50%, 1/31/37 (ZAR)	19,327	1,090
6.50%, 2/28/41 (ZAR)	1,752	78
8.75%, 1/31/44 (ZAR)	5,509	308
8.75%, 2/28/48 (ZAR)	43,174	2,421
Republic of South Africa Government International Bond,
4.30%, 10/12/28	540	562
5.00%, 10/12/46	400	375
5.65%, 9/27/47	200	200
5.75%, 9/30/49	200	200
		8,666
Sri Lanka – 0.3%
Sri Lanka Government International Bond,
6.20%, 5/11/27 (4)	200	113
6.75%, 4/18/28 (4)	471	267
7.85%, 3/14/29 (4)	200	114
7.55%, 3/28/30 (4)	200	114
		608
Supranational – 0.2%
International Finance Corp.,
5.85%, 11/25/22 (INR)	30,000	418
Tajikistan – 0.1%
Republic of Tajikistan International Bond,
7.13%, 9/14/27 (4)	230	200

MULTI-MANAGER FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Thailand – 2.7%
Thailand Government Bond,
2.40%, 12/17/23 (THB)	$33,000	$1,165
2.88%, 12/17/28 (THB)	2,733	104
3.78%, 6/25/32 (THB)	24,458	1,033
3.40%, 6/17/36 (THB)	12,254	511
3.30%, 6/17/38 (THB)	47,126	1,960
2.00%, 6/17/42 (THB)	2,650	93
2.88%, 6/17/46 (THB)	1,156	46
3.60%, 6/17/67 (THB)	1,084	49
		4,961
Turkey – 2.1%
Turkey Government Bond,
9.20%, 9/22/21 (TRY)	9,000	1,162
12.60%, 10/1/25 (TRY)	1,600	214
10.60%, 2/11/26 (TRY)	838	106
11.00%, 2/24/27 (TRY)	2,574	325
10.50%, 8/11/27 (TRY)	316	39
Turkey Government International Bond,
3.25%, 3/23/23	200	199
5.75%, 3/22/24	200	210
7.38%, 2/5/25	69	77
5.13%, 2/17/28	300	304
5.25%, 3/13/30	300	301
6.88%, 3/17/36	71	77
4.88%, 4/16/43	545	476
5.75%, 5/11/47	535	507
		3,997
Ukraine – 2.9%
Ukraine Government International Bond,
16.00%, 8/11/21 (UAH)(5)	460	17
7.75%, 9/1/21 (4)	100	104
17.30%, 1/5/22 (UAH)(5)	274	10
17.00%, 5/11/22 (UAH)(5)	442	16
7.75%, 9/1/23 (4)	695	766
8.99%, 2/1/24 (4)	200	227
7.75%, 9/1/24 (4)	100	111
15.80%, 2/26/25 (UAH)(4)	15,200	603
15.80%, 2/26/25 (UAH)(5)	1,835	73
7.75%, 9/1/25 (4)	265	298
7.75%, 9/1/26 (4)	300	340
7.75%, 9/1/27 (4)	100	114
9.75%, 11/1/28 (4)	970	1,196
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Ukraine – 2.9%continued
7.38%, 9/25/32 (4)	$907	$999
7.25%, 3/15/33 (4)	412	451
		5,325
United Arab Emirates – 1.1%
Abu Dhabi Government International Bond,
3.13%, 10/11/27 (4)	750	842
3.13%, 9/30/49 (4)	400	429
3.88%, 4/16/50 (4)	200	244
DP World Crescent Ltd.,
3.88%, 7/18/29 (4)	200	220
Emirate of Dubai Government International Bonds,
5.25%, 1/30/43 (4)	200	236
		1,971
United Kingdom – 0.3%
DTEK Finance PLC,
10.80%,(100% Cash), 12/31/24 (3) (4) (8)	276	177
Vedanta Resources Finance II PLC,
13.90%, 1/21/24 (5)	200	211
Vedanta Resources Ltd.,
6.38%, 7/30/22 (4)	210	186
		574
Uruguay – 2.0%
Uruguay Government International Bond,
9.88%, 6/20/22 (UYU)(4)	3,879	95
8.50%, 3/15/28 (UYU)(4)	3,171	78
4.38%, 12/15/28 (UYU)	601	34
7.88%, 1/15/33	141	225
7.63%, 3/21/36	109	177
3.88%, 7/2/40 (UYU)	38,782	1,090
4.13%, 11/20/45	104	130
5.10%, 6/18/50	416	582
4.98%, 4/20/55	763	1,059
Uruguay Monetary Regulation Bill,
0.00%, 5/7/21 (UYU)(9)	1,390	32
0.00%, 6/9/21 (UYU)(9)	1,218	28
0.00%, 6/18/21 (UYU)(9)	2,772	63
0.00%, 7/21/21 (UYU)(9)	606	14
0.00%, 8/6/21 (UYU)(9)	2,652	60
0.00%, 10/1/21 (UYU)(9)	734	16
0.00%, 10/15/21 (UYU)(9)	545	12
0.00%, 11/5/21 (UYU)(9)	144	3

NORTHERN FUNDS QUARTERLY REPORT     35    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.2% continued
Uruguay – 2.0%continued
0.00%, 12/3/21 (UYU)(9)	$366	$8
0.00%, 12/8/21 (UYU)(9)	1,043	23
0.00%, 3/2/22 (UYU)(9)	1,019	22
		3,751
Uzbekistan – 0.6%
Republic of Uzbekistan Bond,
14.50%, 11/25/23 (UZS)(4)	4,230,000	403
4.75%, 2/20/24 (4)	511	556
5.38%, 2/20/29 (4)	200	234
		1,193
Venezuela – 0.3%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20 (4) (8) (13)	1,480	370
9.00%, 11/17/21 (4) (8) (13)	172	6
12.80%, 2/17/22 (4) (8) (13)	92	3
5.38%, 4/12/27 (4) (8) (13)	77	3
9.75%, 5/17/35 (4) (8) (13)	222	8
Venezuela Government International Bond,
7.75%, 10/13/19 (4) (8) (13)	72	7
12.80%, 8/23/22 (4) (8) (13)	151	14
9.00%, 5/7/23 (4) (8) (13)	62	6
8.25%, 10/13/24 (4) (8) (13)	141	13
11.80%, 10/21/26 (4) (8) (13)	632	58
9.25%, 9/15/27 (8)	186	17
9.25%, 5/7/28 (4) (8) (13)	102	9
12.00%, 8/5/31 (4) (8) (13)	1,045	96
		610
Vietnam – 0.1%
Vietnam Government International Bond,
4.80%, 11/19/24 (4)	200	224
Zambia – 0.5%
Zambia Government International Bond,
5.38%, 9/20/22 (4)	1,250	657
8.97%, 7/30/27 (4) (8)	400	212
		869
Total Foreign Issuer Bonds
(Cost $167,599)		171,257

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(14) (15)	7,073,254	$7,073
Total Investment Companies
(Cost $7,073)		7,073

Total Investments – 97.6%
(Cost $177,539)		181,254
Other Assets less Liabilities – 2.4%		4,535
Net Assets – 100.0%		$185,789

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Restricted security.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Step coupon bond. Rate as of December 31, 2020 is disclosed.
(7)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(9)	Zero coupon bond.
(10)	Century bond maturing in 2110.
(11)	Century bond maturing in 2121.
(12)	Level 3 asset.
(13)	Restricted security that has been deemed illiquid. At December 31, 2020, the value of these restricted illiquid securities amounted to approximately $593,000 or 0.3% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Petroleos de Venezuela S.A., 8.50%, 10/27/20	4/4/17-11/14/18	$1,199
Petroleos de Venezuela S.A., 9.00%, 11/17/21	1/19/16-6/14/17	100
Petroleos de Venezuela S.A., 12.80%, 2/17/22	3/10/16-6/14/17	51
Petroleos de Venezuela S.A., 5.38%, 4/12/27	7/19/16-6/14/17	30
Petroleos de Venezuela S.A., 9.75%, 5/17/35	6/20/16-6/14/17	105
Venezuela Government International Bond, 7.75%, 10/13/19	6/14/17-8/11/17	43

MULTI-MANAGER FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Venezuela Government International Bond, 12.80%, 8/23/22	4/29/16-7/27/18	$49
Venezuela Government International Bond, 9.00%, 5/7/23	6/14/17-8/11/17	29
Venezuela Government International Bond, 8.25%, 10/13/24	6/14/17-8/11/17	63
Venezuela Government International Bond, 11.80%, 10/21/26	3/3/17-11/13/17	333
Venezuela Government International Bond, 9.25%, 5/7/28	8/11/17-5/15/18	31
Venezuela Government International Bond, 12.00%, 8/5/31	3/3/17-7/27/18	480

(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(15)	7-day current yield as of December 31, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

5Y – 5 Year

CETIP – Central of Custody and Financial Settlement of Securities

CFETS – China Foreign Exchange Trade System

CMT – Constant Maturity

PLC – Public Limited Company

SBSN – Surat Berharga Syariah Negara

USD – United States Dollar

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

DOP - Dominican Peso

EGP - Egyptian Pound

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

UZS - Uzbekistan Som

ZAR - South African Rand
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	United States Dollar	135	Brazilian Real	706	1/5/21	$1
Barclays	United States Dollar	366	Chilean Peso	285,024	1/29/21	35
Barclays	United States Dollar	1,155	Colombian Peso	4,380,320	1/29/21	127
Barclays	United States Dollar	446	Hungarian Forint	135,870	2/26/21	11
Barclays	United States Dollar	622	Korean Won	713,933	1/29/21	34
Barclays	United States Dollar	308	Polish Zloty	1,193	1/28/21	12
Barclays	United States Dollar	347	Russian Ruble	26,763	2/26/21	13
Barclays	United States Dollar	125	Thai Baht	3,780	1/29/21	1
BNP	Brazilian Real	6,330	United States Dollar	1,219	1/5/21	—*
BNP	United States Dollar	665	Chinese Offshore Yuan	4,382	2/26/21	6
BNP	United States Dollar	813	Czech Koruna	17,743	3/31/21	14
BNP	United States Dollar	195	Indonesian Rupiah	2,782,455	1/29/21	5
BNP	United States Dollar	1,502	Polish Zloty	5,795	1/29/21	50
BNP	United States Dollar	934	Polish Zloty	3,519	2/26/21	8
BNP	United States Dollar	100	Russian Ruble	7,823	2/26/21	5
BNP	United States Dollar	150	Russian Ruble	11,486	3/31/21	4
BNP	United States Dollar	180	Thai Baht	5,461	2/25/21	2
BNP	United States Dollar	95	Turkish Lira	765	1/29/21	7
Citibank	United States Dollar	3,470	Chinese Offshore Yuan	22,966	2/26/21	49
Citibank	United States Dollar	53	Indonesian Rupiah	753,289	1/29/21	1
Citibank	United States Dollar	2,197	Mexican Peso	46,409	1/29/21	127
Citibank	United States Dollar	60	Romanian Leu	247	1/29/21	2
Citibank	United States Dollar	553	Russian Ruble	42,731	1/29/21	23

NORTHERN FUNDS QUARTERLY REPORT     37    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	United States Dollar	7	Turkish Lira	57	1/29/21	$1
JPMorgan Chase	Peruvian Nuevo Sol	648	United States Dollar	180	1/29/21	1
JPMorgan Chase	United States Dollar	634	Brazilian Real	3,388	1/5/21	18
JPMorgan Chase	United States Dollar	60	Chilean Peso	46,334	1/29/21	5
JPMorgan Chase	United States Dollar	82	Colombian Peso	282,961	1/29/21	1
JPMorgan Chase	United States Dollar	704	Czech Koruna	16,116	1/29/21	46
JPMorgan Chase	United States Dollar	120	Hungarian Forint	36,205	1/29/21	2
JPMorgan Chase	United States Dollar	692	Romanian Leu	2,862	2/26/21	24
JPMorgan Chase	United States Dollar	106	Russian Ruble	8,292	2/26/21	6
JPMorgan Chase	United States Dollar	246	Turkish Lira	2,000	1/29/21	19
Merrill Lynch	Mexican Peso	5,464	United States Dollar	275	1/29/21	1
Merrill Lynch	Ukraine Hryvnia	491	United States Dollar	17	1/29/21	—*
Merrill Lynch	United States Dollar	32	Chilean Peso	24,348	1/29/21	2
Merrill Lynch	United States Dollar	694	Czech Koruna	15,248	1/29/21	17
Merrill Lynch	United States Dollar	284	Czech Koruna	6,317	2/26/21	10
Merrill Lynch	United States Dollar	75	Hungarian Forint	22,791	1/29/21	2
Merrill Lynch	United States Dollar	437	Korean Won	504,000	1/29/21	26
Merrill Lynch	United States Dollar	299	Mexican Peso	6,230	1/29/21	13
Merrill Lynch	United States Dollar	60	Philippine Peso	2,909	2/26/21	—*
Merrill Lynch	United States Dollar	100	South African Rand	1,534	1/29/21	4
Merrill Lynch	United States Dollar	41	Turkish Lira	332	1/29/21	3
Morgan Stanley	United States Dollar	110	Colombian Peso	400,705	1/29/21	7
Morgan Stanley	United States Dollar	1,302	Mexican Peso	27,583	1/29/21	80
Morgan Stanley	United States Dollar	233	Russian Ruble	18,424	2/26/21	14
Morgan Stanley	United States Dollar	39	Thai Baht	1,209	1/29/21	2
Santander	Mexican Peso	2,776	United States Dollar	140	1/29/21	1
Santander	United States Dollar	57	Chilean Peso	42,705	1/29/21	3
Santander	United States Dollar	45	Colombian Peso	164,863	1/29/21	3
Santander	United States Dollar	124	Euro	102	1/13/21	—*
Santander	United States Dollar	105	Mexican Peso	2,119	1/29/21	1
Standard Chartered Bank	United States Dollar	124	Brazilian Real	645	1/5/21	—*
Standard Chartered Bank	United States Dollar	95	Chilean Peso	73,033	1/29/21	7
Standard Chartered Bank	United States Dollar	194	Chinese Offshore Yuan	1,282	2/26/21	2
Standard Chartered Bank	United States Dollar	439	Hungarian Forint	135,308	1/29/21	17
Standard Chartered Bank	United States Dollar	135	Malaysian Ringgit	554	2/26/21	3
Standard Chartered Bank	United States Dollar	311	Russian Ruble	24,292	1/29/21	17
Standard Chartered Bank	United States Dollar	766	Russian Ruble	59,215	3/31/21	26
Standard Chartered Bank	United States Dollar	257	South African Rand	4,232	1/29/21	30
Standard Chartered Bank	United States Dollar	904	Thai Baht	27,417	2/25/21	11
Subtotal Appreciation						962
Barclays	Chinese Offshore Yuan	817	United States Dollar	123	2/26/21	(2)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	Korean Won	304,841	United States Dollar	267	1/29/21	$(14)
Barclays	Turkish Lira	87	United States Dollar	11	1/29/21	—*
Barclays	United States Dollar	265	Brazilian Real	1,370	1/5/21	(1)
BNP	Chinese Offshore Yuan	15,087	United States Dollar	2,278	2/26/21	(33)
BNP	Colombian Peso	404,916	United States Dollar	118	1/29/21	(1)
BNP	Euro	869	United States Dollar	1,052	1/13/21	(10)
BNP	Indonesian Rupiah	2,603,205	United States Dollar	184	1/29/21	(2)
BNP	Korean Won	190,894	United States Dollar	169	1/29/21	(6)
BNP	Russian Ruble	5,066	United States Dollar	66	1/29/21	(2)
BNP	United States Dollar	1,218	Brazilian Real	6,330	2/2/21	—*
BNP	United States Dollar	188	Polish Zloty	694	1/29/21	(2)
BNP	United States Dollar	95	Polish Zloty	350	3/31/21	(1)
Citibank	Colombian Peso	1,906,252	United States Dollar	548	1/29/21	(10)
Citibank	Czech Koruna	715	United States Dollar	33	1/29/21	—*
Citibank	Polish Zloty	265	United States Dollar	71	1/29/21	—*
Citibank	South African Rand	534	United States Dollar	33	1/29/21	(4)
Citibank	United States Dollar	274	Chinese Offshore Yuan	1,788	2/26/21	—*
Citibank	United States Dollar	88	Peruvian Nuevo Sol	318	1/29/21	—*
Citibank	United States Dollar	36	Polish Zloty	134	1/29/21	(1)
JPMorgan Chase	Brazilian Real	243	United States Dollar	46	1/5/21	(1)
JPMorgan Chase	Colombian Peso	147,109	United States Dollar	38	1/29/21	(5)
JPMorgan Chase	Korean Won	372,129	United States Dollar	330	1/29/21	(12)
JPMorgan Chase	Russian Ruble	9,488	United States Dollar	124	1/29/21	(4)
JPMorgan Chase	Turkish Lira	237	United States Dollar	30	1/8/21	(2)
JPMorgan Chase	United States Dollar	134	Peruvian Nuevo Sol	485	1/29/21	—*
Merrill Lynch	Korean Won	162,546	United States Dollar	142	1/29/21	(7)
Merrill Lynch	Mexican Peso	2,752	United States Dollar	137	1/29/21	(1)
Merrill Lynch	South African Rand	1,243	United States Dollar	75	1/29/21	(9)
Merrill Lynch	Ukraine Hryvnia	491	United States Dollar	17	1/6/21	—*
Merrill Lynch	United States Dollar	58	Mexican Peso	1,157	1/29/21	—*
Merrill Lynch	United States Dollar	18	Ukraine Hryvnia	491	1/6/21	—*
Morgan Stanley	Korean Won	187,522	United States Dollar	165	1/29/21	(7)
Morgan Stanley	Russian Ruble	9,493	United States Dollar	124	1/29/21	(4)
Morgan Stanley	South African Rand	535	United States Dollar	33	1/29/21	(4)
Santander	United States Dollar	90	Brazilian Real	464	1/5/21	(1)
Santander	United States Dollar	202	Peruvian Nuevo Sol	728	1/29/21	(1)
Standard Chartered Bank	Malaysian Ringgit	1,357	United States Dollar	329	2/26/21	(10)
Standard Chartered Bank	South African Rand	13,454	United States Dollar	869	1/29/21	(44)
Standard Chartered Bank	United States Dollar	21	Hungarian Forint	6,289	2/26/21	—*
Standard Chartered Bank	United States Dollar	127	Polish Zloty	466	1/29/21	(2)
Subtotal Depreciation						(203)
Total						$759

*	Amount rounds to less than one thousand.

As of December 31, 2020, the Fund had the following bilateral interest rate swap agreements outstanding:
MULTI-MANAGER FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94%(1)	2,500,000	MYR	4/20/22	$19	$—	$19
Total								$19

(1)	Payment frequency is quarterly.
NORTHERN FUNDS QUARTERLY REPORT     39    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
As of December 31, 2020, the Fund had the following centrally cleared interest rate swap agreements outstanding:
PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Brazil CETIP InterBank Deposit Rate(1)	6.68%(1)	7,216,791	BRL	1/2/25	$68	$—	$68
Brazil CETIP InterBank Deposit Rate(1)	4.58%(1)	6,512,893	BRL	1/2/23	19	—	19
CFETS China Fixing Repo Rates 7 Day(2)	2.66%(2)	3,660,000	CNY	12/17/25	—*	—	—*
Brazil CETIP InterBank Deposit Rate(1)	5.92%(1)	3,020,269	BRL	1/2/25	26	—	26
Brazil CETIP InterBank Deposit Rate(1)	6.57%(1)	2,900,312	BRL	1/2/25	29	—	29
Brazil CETIP InterBank Deposit Rate(1)	6.22%(1)	2,346,520	BRL	1/2/25	13	—	13
Subtotal Appreciation							155
CFETS China Fixing Repo Rates 7 Day(2)	2.65%(2)	4,500,000	CNY	12/16/25	—*	—	—*
Total							$155

(1)	Payment Frequency is at maturity.
(2)	Payment frequency is quarterly.
*	Amount rounds to less than one thousand.
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	3.2%
Communications	1.4
Consumer, Non-cyclical	0.1
Energy	3.1
Financial	4.6
Government	86.6
Industrial	0.3
Utilities	0.7
Total	100.0%
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	53.4%
Indonesian Rupiah	5.5
All other currencies less than 5%	41.1
Total	100.0%

MULTI-MANAGER FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$21	$—	$21
Corporate Bonds(1)	—	2,903	—	2,903
Foreign Issuer Bonds:
Russia	—	10,093	225	10,318
All Other Countries(1)	—	160,939	—	160,939
Total Foreign Issuer Bonds	—	171,032	225	171,257
Investment Companies	7,073	—	—	7,073
Total Investments	$7,073	$173,956	$225	$181,254
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$962	$—	$962
Bilateral Interest Rate Swap Agreements	—	19	—	19
Centrally Cleared Interest Rate Swap Agreements	—	155	—	155
Liabilities
Forward Foreign Currency Exchange Contracts	—	(203)	—	(203)
Centrally Cleared Interest Rate Swap Agreements	—	—*	—	—*
Total Other Financial Instruments	$—	$933	$—	$933

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,081	$76,830	$74,838	$3	$7,073	7,073,254
NORTHERN FUNDS QUARTERLY REPORT     41    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.3%
Cable & Satellite – 0.3%
DISH Network Corp.,
3.38%, 8/15/26	$546	$521
Wireless Telecommunications Services – 0.0%
Digicel Group 0.5 Ltd.,
7.00%, 1/25/21(1) (2) (3)	8	2
Total Convertible Bonds
(Cost $456)		523

CORPORATE BONDS – 73.0%
Advertising & Marketing – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	355	361
4.63%, 3/15/30 (1)	105	108
		469
Aerospace & Defense – 2.0%
Howmet Aerospace, Inc.,
6.88%, 5/1/25	80	93
5.90%, 2/1/27	25	29
5.95%, 2/1/37	175	211
Spirit AeroSystems, Inc.,
5.50%, 1/15/25 (1)	105	111
7.50%, 4/15/25 (1)	230	247
4.60%, 6/15/28	25	25
TransDigm, Inc.,
6.50%, 5/15/25	150	154
6.25%, 3/15/26 (1)	410	437
6.38%, 6/15/26	855	885
7.50%, 3/15/27	550	587
5.50%, 11/15/27	605	636
Triumph Group, Inc.,
8.88%, 6/1/24 (1)	25	27
6.25%, 9/15/24 (1)	25	25
7.75%, 8/15/25	50	46
		3,513
Airlines – 0.6%
American Airlines Group, Inc.,
5.00%, 6/1/22 (1)	75	67
3.75%, 3/1/25 (1)	55	43
American Airlines, Inc.,
11.80%, 7/15/25 (1)	100	115
Delta Air Lines, Inc.,
3.63%, 3/15/22	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Airlines – 0.6%continued
3.80%, 4/19/23	$50	$51
7.38%, 1/15/26	90	103
3.75%, 10/28/29	25	24
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	505	543
United Airlines Holdings, Inc.,
4.25%, 10/1/22	125	126
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 10/15/27	25	27
		1,125
Auto Parts Manufacturing – 0.8%
Adient U.S. LLC,
9.00%, 4/15/25 (1)	75	84
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25	70	72
6.88%, 7/1/28	230	248
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26 (1)	75	69
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	170	179
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	420	475
5.00%, 5/31/26	85	87
Tenneco, Inc.,
5.38%, 12/15/24	75	72
5.00%, 7/15/26	50	46
7.88%, 1/15/29 (1)	165	185
		1,517
Automobiles Manufacturing – 2.6%
Ford Motor Co.,
8.50%, 4/21/23	200	225
9.00%, 4/22/25	575	705
9.63%, 4/22/30	1,170	1,651
7.45%, 7/16/31	550	705
4.75%, 1/15/43	240	245
5.29%, 12/8/46	155	162
Ford Motor Credit Co. LLC,
5.88%, 8/2/21	275	281
5.13%, 6/16/25	315	343
5.11%, 5/3/29	200	223

MULTI-MANAGER FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Automobiles Manufacturing – 2.6%continued
Tesla, Inc.,
5.30%, 8/15/25 (1)	$100	$104
		4,644
Cable & Satellite – 2.5%
Cable One, Inc.,
4.00%, 11/15/30 (1)	25	26
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 2/15/26 (1)	125	129
5.50%, 5/1/26 (1)	175	181
5.00%, 2/1/28 (1)	305	323
4.75%, 3/1/30 (1)	155	167
4.50%, 8/15/30 (1)	25	27
4.25%, 2/1/31 (1)	100	105
4.50%, 5/1/32 (1)	150	160
CSC Holdings LLC,
7.50%, 4/1/28 (1)	385	433
5.75%, 1/15/30 (1)	655	718
4.63%, 12/1/30 (1)	200	209
DISH DBS Corp.,
5.88%, 11/15/24	25	26
7.38%, 7/1/28	170	181
GCI LLC,
4.75%, 10/15/28 (1)	25	27
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	50	52
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 9/15/28 (1)	245	258
Sirius XM Radio, Inc.,
4.63%, 7/15/24 (1)	240	249
5.38%, 7/15/26 (1)	560	584
5.00%, 8/1/27 (1)	165	175
5.50%, 7/1/29 (1) (4)	385	424
		4,454
Casinos & Gaming – 2.3%
Affinity Gaming,
6.88%, 12/15/27 (1)	25	26
Bally's Corp.,
6.75%, 6/1/27 (1)	25	27
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Casinos & Gaming – 2.3%continued
Boyd Gaming Corp.,
8.63%, 6/1/25 (1)	$25	$28
6.38%, 4/1/26	350	364
6.00%, 8/15/26	75	78
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	200	213
8.13%, 7/1/27 (1)	415	459
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	25	27
5.25%, 10/15/25 (1)	270	273
CCM Merger, Inc.,
6.38%, 5/1/26 (1)	25	26
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	275	291
4.75%, 1/15/28 (1)	25	26
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.50%, 2/15/23 (1)	75	76
Enterprise Development Authority (The),
12.00%, 7/15/24 (1)	125	141
Golden Entertainment, Inc.,
7.63%, 4/15/26 (1)	75	81
Inn of the Mountain Gods Resort & Casino,
9.25%, 11/30/23 (3)	59	59
Jacobs Entertainment, Inc.,
7.88%, 2/1/24 (1)	75	77
MGM Resorts International,
6.00%, 3/15/23	75	81
5.50%, 4/15/27	83	93
4.75%, 10/15/28	75	80
Mohegan Gaming & Entertainment,
7.88%, 10/15/24 (1)	100	104
Scientific Games International, Inc.,
5.00%, 10/15/25 (1)	105	108
8.25%, 3/15/26 (1)	95	102
7.00%, 5/15/28 (1)	400	430
7.25%, 11/15/29 (1)	25	28
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (1)	485	506
5.25%, 5/15/27 (1)	200	206

NORTHERN FUNDS QUARTERLY REPORT     43    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Casinos & Gaming – 2.3%continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
7.75%, 4/15/25 (1)	$75	$81
5.13%, 10/1/29 (1)	25	26
		4,117
Chemicals – 1.3%
Avient Corp.,
5.75%, 5/15/25 (1)	50	53
Cornerstone Chemical Co.,
6.75%, 8/15/24 (1)	860	757
Element Solutions, Inc.,
3.88%, 9/1/28 (1)	95	98
HB Fuller Co.,
4.25%, 10/15/28	130	133
Hexion, Inc.,
7.88%, 7/15/27 (1)	170	182
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	90	99
Ingevity Corp.,
3.88%, 11/1/28 (1)	25	25
Innophos Holdings, Inc.,
9.38%, 2/15/28 (1)	50	55
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
4.25%, 12/15/25 (1)	25	26
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	25	26
Olin Corp.,
9.50%, 6/1/25 (1)	50	62
5.63%, 8/1/29	180	196
TPC Group, Inc.,
10.50%, 8/1/24 (1)	150	124
Tronox, Inc.,
6.50%, 4/15/26 (1)	145	151
Univar Solutions U.S.A., Inc.,
5.13%, 12/1/27 (1)	275	290
WR Grace & Co.-Conn,
4.88%, 6/15/27 (1)	50	53
		2,330
Coal Operations – 0.0%
Murray Energy Corp.,
12.00%, 4/15/24(1) (5) (6)	486	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Commercial Finance – 0.3%
AerCap Global Aviation Trust,
(Variable, ICE LIBOR USD 3M + 4.30%), 6.50%, 6/15/45 (1) (7)	$294	$300
DAE Funding LLC,
5.00%, 8/1/24 (1)	75	77
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/1/25 (1)	50	52
9.75%, 8/1/27 (1)	50	57
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22 (1)	50	50
		536
Communications Equipment – 1.0%
CommScope Technologies LLC,
6.00%, 6/15/25 (1)	242	248
5.00%, 3/15/27 (1)	105	104
CommScope, Inc.,
5.50%, 3/1/24 (1)	75	77
6.00%, 3/1/26 (1)	100	105
8.25%, 3/1/27 (1)	265	283
7.13%, 7/1/28 (1)	235	250
ViaSat, Inc.,
5.63%, 9/15/25 (1)	570	583
6.50%, 7/15/28 (1)	150	162
		1,812
Construction Materials Manufacturing – 0.3%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27 (1)	25	26
Forterra Finance LLC/FRTA Finance Corp.,
6.50%, 7/15/25 (1)	115	124
Northwest Hardwoods, Inc.,
7.50%, 8/1/21 (1) (5)	25	8
NWH Escrow Corp.,
7.50%, 8/1/21 (1) (5)	25	7
SRM Escrow Issuer LLC,
6.00%, 11/1/28 (1)	75	78
Standard Industries, Inc.,
5.00%, 2/15/27 (1)	25	26
3.38%, 1/15/31 (1)	25	25
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 1/15/29 (1)	100	105

MULTI-MANAGER FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Construction Materials Manufacturing – 0.3%continued
U.S. Concrete, Inc.,
6.38%, 6/1/24	$48	$49
5.13%, 3/1/29 (1)	25	26
		474
Consumer Finance – 1.1%
Cardtronics, Inc./Cardtronics U.S.A., Inc.,
5.50%, 5/1/25 (1)	25	26
Credit Acceptance Corp.,
5.13%, 12/31/24 (1)	25	26
FirstCash, Inc.,
4.63%, 9/1/28 (1)	50	52
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	50	53
Genworth Mortgage Holdings, Inc.,
6.50%, 8/15/25 (1)	50	54
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.88%, 8/1/21 (1)	15	15
5.25%, 3/15/22 (1)	25	25
4.25%, 2/1/27 (1) (4)	50	49
LD Holdings Group LLC,
6.50%, 11/1/25 (1)	25	26
MGIC Investment Corp.,
5.25%, 8/15/28	50	54
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	25	27
5.50%, 8/15/28 (1)	75	79
5.13%, 12/15/30 (1)	25	26
Navient Corp.,
5.50%, 1/25/23	25	26
7.25%, 9/25/23	50	55
6.13%, 3/25/24	125	133
6.75%, 6/25/25	200	218
6.75%, 6/15/26	50	54
5.00%, 3/15/27	25	25
OneMain Finance Corp.,
6.13%, 3/15/24	210	229
8.88%, 6/1/25	65	74
7.13%, 3/15/26	375	443
6.63%, 1/15/28	75	89
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Consumer Finance – 1.1%continued
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	$50	$51
Starwood Property Trust, Inc.,
4.75%, 3/15/25	95	97
		2,006
Consumer Products – 0.5%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	26
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	175	188
Energizer Holdings, Inc.,
4.75%, 6/15/28 (1)	155	163
4.38%, 3/31/29 (1)	155	161
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	25	26
7.00%, 12/31/27 (1)	25	26
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	27
Spectrum Brands, Inc.,
5.75%, 7/15/25	25	26
5.50%, 7/15/30 (1)	210	226
		869
Consumer Services – 1.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	125	133
9.75%, 7/15/27 (1)	125	136
AMN Healthcare, Inc.,
4.00%, 4/15/29 (1)	50	51
APX Group, Inc.,
7.63%, 9/1/23	105	109
6.75%, 2/15/27 (1)	205	220
Aramark Services, Inc.,
6.38%, 5/1/25 (1)	480	513
5.00%, 2/1/28 (1)	495	522
ASGN, Inc.,
4.63%, 5/15/28 (1)	300	312
Brink's (The) Co.,
5.50%, 7/15/25 (1)	25	27
Korn Ferry,
4.63%, 12/15/27 (1)	200	208

NORTHERN FUNDS QUARTERLY REPORT     45    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Consumer Services – 1.7%continued
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.25%, 4/15/24 (1)	$25	$27
5.75%, 4/15/26 (1)	305	334
6.25%, 1/15/28 (1)	375	403
		2,995
Containers & Packaging – 2.5%
Berry Global, Inc.,
4.50%, 2/15/26 (1)	85	87
5.63%, 7/15/27 (1) (4)	190	204
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	175	182
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	190	210
Greif, Inc.,
6.50%, 3/1/27 (1)	50	53
LABL Escrow Issuer LLC,
6.75%, 7/15/26 (1)	280	303
Mauser Packaging Solutions Holding Co.,
5.50%, 4/15/24 (1)	15	15
7.25%, 4/15/25 (1)	420	424
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	25	27
Plastipak Holdings, Inc.,
6.25%, 10/15/25 (1)	890	917
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
5.13%, 7/15/23 (1)	2	2
4.00%, 10/15/27 (1)	175	179
Sealed Air Corp.,
4.00%, 12/1/27 (1)	25	27
Silgan Holdings, Inc.,
4.13%, 2/1/28	25	26
Trident TPI Holdings, Inc.,
9.25%, 8/1/24 (1)	740	788
6.63%, 11/1/25 (1)	1,035	1,051
		4,495
Design, Manufacturing & Distribution – 0.0%
Brightstar Escrow Corp.,
9.75%, 10/15/25(1)	25	27
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Distributors - Consumer Discretionary – 0.4%
IAA, Inc.,
5.50%, 6/15/27 (1)	$55	$58
KAR Auction Services, Inc.,
5.13%, 6/1/25 (1)	580	597
		655
Diversified Banks – 0.3%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 9/5/24 (2) (7)	75	83
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (2) (7)	50	57
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 1/30/23 (2) (7)	50	52
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (2) (7)	125	128
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (2) (7)	125	133
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (2) (7)	50	52
		505
Educational Services – 0.0%
Graham Holdings Co.,
5.75%, 6/1/26(1) (4)	25	26
Electrical Equipment Manufacturing – 0.2%
Vertical U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	200	212
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	50	55
7.25%, 6/15/28 (1)	25	28
		295
Entertainment Content – 0.2%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	50	52
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	150	122
6.63%, 8/15/27 (1)	75	45
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (1)	100	101
Univision Communications, Inc.,
5.13%, 2/15/25 (1)	50	50

MULTI-MANAGER FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Entertainment Content – 0.2%continued
9.50%, 5/1/25 (1)	$50	$56
6.63%, 6/1/27 (1)	25	27
		453
Entertainment Resources – 2.3%
AMC Entertainment Holdings, Inc.,
10.50%, 4/24/26 (1)	15	10
12.00%, 6/15/26 (1) (3)	134	29
Boyne U.S.A., Inc.,
7.25%, 5/1/25 (4)	50	52
Carlson Travel, Inc.,
11.50%, 12/15/26 (1) (3)	936	508
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.,
5.38%, 6/1/24	25	25
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
5.38%, 4/15/27	35	36
6.50%, 10/1/28 (1)	180	195
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
5.50%, 5/1/25 (1)	115	120
Cinemark U.S.A., Inc.,
5.13%, 12/15/22	25	25
4.88%, 6/1/23	25	24
Constellation Merger Sub, Inc.,
8.50%, 9/15/25 (1)	45	42
Live Nation Entertainment, Inc.,
4.88%, 11/1/24 (1)	75	76
5.63%, 3/15/26 (1)	75	77
6.50%, 5/15/27 (1)	190	213
4.75%, 10/15/27 (1)	240	246
1/15/28 (1) (8)	25	25
LTF Merger Sub, Inc.,
8.50%, 6/15/23 (1)	320	309
SeaWorld Parks & Entertainment, Inc.,
9.50%, 8/1/25 (1)	375	407
Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	145	149
Six Flags Theme Parks, Inc.,
7.00%, 7/1/25 (1)	165	178
Sterling Entertainment Group LLC,
10.25%, 1/15/25 (4) (9)	1,110	1,088
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Entertainment Resources – 2.3%continued
Vail Resorts, Inc.,
6.25%, 5/15/25 (1)	$200	$213
		4,047
Exploration & Production – 5.1%
Antero Resources Corp.,
5.63%, 6/1/23	25	25
7/15/26 (1) (8)	35	36
Apache Corp.,
4.88%, 11/15/27	90	95
4.38%, 10/15/28	100	104
4.25%, 1/15/30	50	52
5.10%, 9/1/40	205	219
4.75%, 4/15/43	125	130
5.35%, 7/1/49	25	26
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 4/1/22 (1)	316	322
7.00%, 11/1/26 (1)	320	303
9.00%, 11/1/27 (1)	60	67
8.25%, 12/31/28 (1)	80	80
Callon Petroleum Co.,
6.25%, 4/15/23	50	32
6.13%, 10/1/24	200	115
Centennial Resource Production LLC,
5.38%, 1/15/26 (1)	100	70
Chaparral Energy, Inc.,
8.75%, 7/15/23 (1) (5)	125	8
CNX Resources Corp.,
7.25%, 3/14/27 (1)	100	107
6.00%, 1/15/29 (1)	50	51
Comstock Resources, Inc.,
7.50%, 5/15/25 (1)	50	51
9.75%, 8/15/26	380	409
Continental Resources, Inc.,
4.50%, 4/15/23	6	6
5.75%, 1/15/31 (1)	50	55
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25 (1)	365	373
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp.,
7.75%, 12/15/25 (1)	195	207

NORTHERN FUNDS QUARTERLY REPORT     47    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Exploration & Production – 5.1%continued
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 7/15/25 (1)	$25	$27
5.75%, 1/30/28 (1)	50	54
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23 (1)	580	545
EQT Corp.,
7.88%, 2/1/25	25	28
3.90%, 10/1/27	75	75
5.00%, 1/15/29	25	26
8.75%, 2/1/30	25	31
Gulfport Energy Corp.,
6.00%, 10/15/24 (5)	100	67
6.38%, 1/15/26 (5)	50	33
HighPoint Operating Corp.,
7.00%, 10/15/22	50	20
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 10/1/25 (1)	155	157
6.25%, 11/1/28 (1)	160	163
Indigo Natural Resources LLC,
6.88%, 2/15/26 (1)	50	51
Jagged Peak Energy LLC,
5.88%, 5/1/26	50	52
Laredo Petroleum, Inc.,
9.50%, 1/15/25	50	44
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	50	51
Matador Resources Co.,
5.88%, 9/15/26	285	279
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (1)	25	19
10.50%, 5/15/27 (1)	25	20
Murphy Oil Corp.,
6.88%, 8/15/24	25	25
5.75%, 8/15/25	50	49
7.05%, 5/1/29	25	25
6.38%, 12/1/42	50	44
Occidental Petroleum Corp.,
2.90%, 8/15/24	255	245
3.50%, 6/15/25	50	48
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Exploration & Production – 5.1%continued
8.00%, 7/15/25	$25	$28
5.88%, 9/1/25	360	383
5.50%, 12/1/25	115	120
5.55%, 3/15/26	125	130
3.40%, 4/15/26	365	348
3.20%, 8/15/26	25	23
8.50%, 7/15/27	50	58
6.38%, 9/1/28	50	53
8.88%, 7/15/30	320	376
6.13%, 1/1/31	110	118
7.50%, 5/1/31	155	175
7.88%, 9/15/31	90	100
6.45%, 9/15/36	335	351
6.20%, 3/15/40	100	99
6.60%, 3/15/46	200	203
Ovintiv, Inc.,
8.13%, 9/15/30	25	31
Parsley Energy LLC/Parsley Finance Corp.,
5.25%, 8/15/25 (1)	50	52
PDC Energy, Inc.,
6.13%, 9/15/24	25	26
5.75%, 5/15/26	250	258
Range Resources Corp.,
4.88%, 5/15/25	195	184
9.25%, 2/1/26	220	230
SM Energy Co.,
5.63%, 6/1/25	85	69
6.75%, 9/15/26	75	60
6.63%, 1/15/27	100	80
Southwestern Energy Co.,
6.45%, 1/23/25	125	130
Talos Production, Inc.,
1/15/26 (1) (8)	50	49
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.,
8.75%, 4/15/23 (1)	50	39
9.75%, 4/15/23 (1)	100	80
WPX Energy, Inc.,
5.25%, 9/15/24	65	71
5.88%, 6/15/28	120	131
		9,176

MULTI-MANAGER FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Financial Services – 1.0%
AG Issuer LLC,
6.25%, 3/1/28 (1)	$75	$76
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (2) (7)	50	53
Hunt Cos., Inc.,
6.25%, 2/15/26 (1)	75	77
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.75%, 2/1/24	50	51
4.75%, 9/15/24	175	182
6.25%, 5/15/26	100	106
5.25%, 5/15/27	100	107
LPL Holdings, Inc.,
5.75%, 9/15/25 (1)	135	139
4.63%, 11/15/27 (1)	110	114
NFP Corp.,
7.00%, 5/15/25 (1)	25	27
6.88%, 8/15/28 (1)	865	923
		1,855
Food & Beverage – 1.0%
Chobani LLC/Chobani Finance Corp., Inc.,
7.50%, 4/15/25 (1)	75	79
4.63%, 11/15/28 (1)	25	25
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	53
Kraft Heinz Foods Co.,
6.88%, 1/26/39	50	69
7.13%, 8/1/39 (1)	25	36
5.00%, 6/4/42	25	29
5.20%, 7/15/45	165	196
4.88%, 10/1/49 (1)	270	315
Nathan's Famous, Inc.,
6.63%, 11/1/25 (1)	50	51
Pilgrim's Pride Corp.,
5.75%, 3/15/25 (1)	100	103
Post Holdings, Inc.,
5.75%, 3/1/27 (1)	275	291
5.63%, 1/15/28 (1)	130	139
4.63%, 4/15/30 (1)	200	211
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Food & Beverage – 1.0%continued
Simmons Foods, Inc.,
5.75%, 11/1/24 (1)	$230	$235
		1,832
Forest & Paper Products Manufacturing – 0.1%
Mercer International, Inc.,
6.50%, 2/1/24	75	76
7.38%, 1/15/25	25	26
		102
Hardware – 0.4%
Dell International LLC/EMC Corp.,
7.13%, 6/15/24 (1)	100	104
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	75	76
9.38%, 7/15/25 (1)	25	28
Everi Payments, Inc.,
7.50%, 12/15/25 (1)	40	41
NCR Corp.,
5.75%, 9/1/27 (1)	100	106
5.00%, 10/1/28 (1)	50	53
6.13%, 9/1/29 (1) (4)	100	111
TTM Technologies, Inc.,
5.63%, 10/1/25 (1)	50	51
Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	50	53
5.50%, 8/15/28 (1)	50	53
		676
Health Care Facilities & Services – 4.4%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	205	220
5.00%, 4/15/29 (1)	95	101
AdaptHealth LLC,
8/1/29 (1) (8)	25	26
Air Methods Corp.,
8.00%, 5/15/25 (1)	100	85
CHS/Community Health Systems, Inc.,
6.88%, 2/1/22	63	63
9.88%, 6/30/23 (1)	50	53
8.63%, 1/15/24 (1)	25	26
8.13%, 6/30/24 (1)	124	128
6.63%, 2/15/25 (1)	160	168
8.00%, 3/15/26 (1)	100	108
5.63%, 3/15/27 (1)	115	124

NORTHERN FUNDS QUARTERLY REPORT     49    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Health Care Facilities & Services – 4.4%continued
8.00%, 12/15/27 (1)	$71	$77
6.88%, 4/1/28 (1)	53	42
6.00%, 1/15/29 (1)	95	103
DaVita, Inc.,
4.63%, 6/1/30 (1)	145	154
3.75%, 2/15/31 (1)	25	25
Encompass Health Corp.,
4.75%, 2/1/30	50	54
4.63%, 4/1/31	25	27
Envision Healthcare Corp.,
8.75%, 10/15/26 (1)	2,390	1,500
HCA, Inc.,
7.69%, 6/15/25	235	282
5.38%, 9/1/26	135	155
Jaguar Holding Co. II/PPD Development L.P.,
5.00%, 6/15/28 (1)	335	358
Legacy LifePoint Health LLC,
6.75%, 4/15/25 (1)	50	54
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	50	53
Providence Service (The) Corp.,
5.88%, 11/15/25 (1)	25	26
RP Escrow Issuer LLC,
5.25%, 12/15/25 (1)	25	26
Select Medical Corp.,
6.25%, 8/15/26 (1)	140	151
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1) (4)	980	997
10.00%, 4/15/27 (1)	340	376
Syneos Health, Inc.,
3.63%, 1/15/29 (1)	25	25
Team Health Holdings, Inc.,
6.38%, 2/1/25 (1)	190	163
Tenet Healthcare Corp.,
6.75%, 6/15/23	170	182
4.63%, 7/15/24	50	51
4.63%, 9/1/24 (1)	50	52
7.00%, 8/1/25	80	83
4.88%, 1/1/26 (1)	25	26
5.13%, 11/1/27 (1)	50	53
4.63%, 6/15/28 (1)	105	110
6.13%, 10/1/28 (1)	1,130	1,177
6.88%, 11/15/31	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Health Care Facilities & Services – 4.4%continued
Vizient, Inc.,
6.25%, 5/15/27 (1)	$170	$183
West Street Merger Sub, Inc.,
6.38%, 9/1/25 (1)	295	302
		7,995
Home & Office Products Manufacturing – 0.1%
Newell Brands, Inc.,
4.70%, 4/1/26	100	110
5.88%, 4/1/36	50	61
6.00%, 4/1/46	50	64
		235
Home Improvement – 0.8%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
9.00%, 2/15/23 (1)	230	225
BMC East LLC,
5.50%, 10/1/24 (1)	50	51
Cornerstone Building Brands, Inc.,
8.00%, 4/15/26 (1)	105	111
6.13%, 1/15/29 (1)	315	335
CP Atlas Buyer, Inc.,
7.00%, 12/1/28 (1)	25	26
Griffon Corp.,
5.75%, 3/1/28	100	106
JELD-WEN, Inc.,
6.25%, 5/15/25 (1)	50	54
4.88%, 12/15/27 (1)	300	317
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	50	55
PGT Innovations, Inc.,
6.75%, 8/1/26 (1)	50	53
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25 (1)	75	79
		1,412
Homebuilders – 1.0%
Adams Homes, Inc.,
7.50%, 2/15/25 (1)	50	52
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	50	53
Beazer Homes U.S.A., Inc.,
6.75%, 3/15/25	75	78
7.25%, 10/15/29	50	56

MULTI-MANAGER FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Homebuilders – 1.0%continued
Century Communities, Inc.,
5.88%, 7/15/25	$125	$130
Forestar Group, Inc.,
8.00%, 4/15/24 (1)	50	53
5.00%, 3/1/28 (1)	75	77
KB Home,
7.63%, 5/15/23	25	28
6.88%, 6/15/27	25	29
Meritage Homes Corp.,
7.00%, 4/1/22	54	57
6.00%, 6/1/25	75	85
New Home (The) Co., Inc.,
7.25%, 10/15/25 (1)	25	26
Picasso Finance Sub, Inc.,
6.13%, 6/15/25 (1)	25	27
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28 (1)	175	181
4.75%, 4/1/29 (1)	100	103
STL Holding Co. LLC,
7.50%, 2/15/26 (1)	50	51
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (1)	70	79
5.75%, 1/15/28 (1)	170	193
5.13%, 8/1/30 (1)	55	62
TRI Pointe Group, Inc.,
5.25%, 6/1/27	165	179
5.70%, 6/15/28	140	158
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	52
Williams Scotsman International, Inc.,
4.63%, 8/15/28 (1)	50	52
		1,861
Industrial Other – 0.4%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	125	91
Brand Industrial Services, Inc.,
8.50%, 7/15/25 (1)	75	76
frontdoor, Inc.,
6.75%, 8/15/26 (1)	200	213
H&E Equipment Services, Inc.,
3.88%, 12/15/28 (1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Industrial Other – 0.4%continued
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	$75	$80
New Enterprise Stone & Lime Co., Inc.,
6.25%, 3/15/26 (1)	25	26
9.75%, 7/15/28 (1)	50	55
Pike Corp.,
5.50%, 9/1/28 (1)	25	26
PowerTeam Services LLC,
9.03%, 12/4/25 (1)	25	28
Resideo Funding, Inc.,
6.13%, 11/1/26 (1)	70	74
TopBuild Corp.,
5.63%, 5/1/26 (1)	50	52
Wolverine Escrow LLC,
9.00%, 11/15/26 (1)	45	43
		789
Internet Media – 0.5%
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	25
Cars.com, Inc.,
6.38%, 11/1/28 (1)	65	69
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	265	279
Match Group Holdings II LLC,
5.00%, 12/15/27 (1)	50	53
4.63%, 6/1/28 (1)	50	52
5.63%, 2/15/29 (1)	105	114
Netflix, Inc.,
5.88%, 11/15/28	30	36
6.38%, 5/15/29	50	62
5.38%, 11/15/29 (1)	25	30
Uber Technologies, Inc.,
8.00%, 11/1/26 (1)	50	55
7.50%, 9/15/27 (1)	25	28
6.25%, 1/15/28 (1)	50	54
		857
Iron & Steel – 1.5%
Algoma Steel Parent S.C.A.,
0.00%, 11/30/47 (10) (11) (12)	49	—
Specialty Steel Supply, Inc.,
11.00%, 11/15/22 (1) (9) (10)	2,670	2,670
		2,670

NORTHERN FUNDS QUARTERLY REPORT     51    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Leisure Products Manufacturing – 0.1%
Mattel, Inc.,
6.75%, 12/31/25 (1)	$75	$79
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	75	81
		160
Life Insurance – 0.0%
Genworth Holdings, Inc.,
4.90%, 8/15/23	100	94
Machinery Manufacturing – 0.8%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1) (4)	50	53
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	25	25
Granite U.S. Holdings Corp.,
11.00%, 10/1/27 (1)	100	111
JPW Industries Holding Corp.,
9.00%, 10/1/24 (1)	860	847
Manitowoc (The) Co., Inc.,
9.00%, 4/1/26 (1)	50	54
MTS Systems Corp.,
5.75%, 8/15/27 (1)	25	27
SPX FLOW, Inc.,
5.88%, 8/15/26 (1)	50	52
Terex Corp.,
5.63%, 2/1/25 (1)	275	284
Titan International, Inc.,
6.50%, 11/30/23	75	70
		1,523
Managed Care – 3.4%
Centene Corp.,
5.38%, 6/1/26 (1)	75	79
4.25%, 12/15/27	75	79
3.00%, 10/15/30	50	53
Molina Healthcare, Inc.,
3.88%, 11/15/30 (1)	25	27
One Call Corp.,
11.50%, 7/1/24 (1) (3)	5,831	5,831
		6,069
Manufactured Goods – 1.0%
EnPro Industries, Inc.,
5.75%, 10/15/26	75	80
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Manufactured Goods – 1.0%continued
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	$123	$140
Hillman Group (The), Inc.,
6.38%, 7/15/22 (1)	25	25
Material Sciences Corp.,
9.75%, 1/9/24 (4) (9)	1,532	1,532
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	75	77
		1,854
Mass Merchants – 0.0%
99 Escrow Issuer, Inc.,
7.50%, 1/15/26(1)	25	25
Medical Equipment & Devices Manufacturing – 0.4%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	145	153
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A.,
7.38%, 6/1/25 (1)	190	203
7.25%, 2/1/28 (1)	330	348
		704
Metals & Mining – 3.1%
Allegheny Technologies, Inc.,
7.88%, 8/15/23	110	120
5.88%, 12/1/27	320	337
Arconic Corp.,
6.00%, 5/15/25 (1)	25	27
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	760	821
Carpenter Technology Corp.,
6.38%, 7/15/28	275	303
Century Aluminum Co.,
12.00%, 7/1/25 (1)	830	871
Cleveland-Cliffs, Inc.,
9.88%, 10/17/25 (1)	50	59
6.75%, 3/15/26 (1)	475	513
5.88%, 6/1/27	75	77
Coeur Mining, Inc.,
5.88%, 6/1/24	25	25
Commercial Metals Co.,
5.75%, 4/15/26	25	26
Compass Minerals International, Inc.,
6.75%, 12/1/27 (1)	25	27

MULTI-MANAGER FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Metals & Mining – 3.1%continued
Freeport-McMoRan, Inc.,
5.00%, 9/1/27	$50	$53
4.13%, 3/1/28	75	79
4.38%, 8/1/28	25	27
5.25%, 9/1/29	165	184
4.25%, 3/1/30	210	226
4.63%, 8/1/30	175	192
5.40%, 11/14/34	200	250
5.45%, 3/15/43	165	205
Joseph T Ryerson & Son, Inc.,
8.50%, 8/1/28 (1)	576	652
Kaiser Aluminum Corp.,
6.50%, 5/1/25 (1)	100	107
Novelis Corp.,
5.88%, 9/30/26 (1)	235	246
4.75%, 1/30/30 (1) (4)	75	81
Tms International Holding Corp.,
7.25%, 8/15/25 (1)	75	76
		5,584
Oil & Gas Services & Equipment – 0.5%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.25%, 4/1/28 (1)	290	302
Basic Energy Services, Inc.,
10.80%, 10/15/23 (1)	25	5
ChampionX Corp.,
6.38%, 5/1/26	50	51
Diamond Offshore Drilling, Inc.,
3.45%, 11/1/23 (5)	25	3
7.88%, 8/15/25 (5)	75	9
5.70%, 10/15/39 (5)	25	3
Exterran Energy Solutions L.P./EES Finance Corp.,
8.13%, 5/1/25	50	42
Global Marine, Inc.,
7.00%, 6/1/28	25	9
Nabors Industries, Inc.,
5.75%, 2/1/25	125	65
Nine Energy Service, Inc.,
8.75%, 11/1/23 (1)	75	33
SESI LLC,
7.13%, 12/15/21 (1) (5)	75	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Oil & Gas Services & Equipment – 0.5%continued
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	$140	$146
6.88%, 9/1/27	135	144
		836
Pharmaceuticals – 0.2%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	125	139
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25 (1)	50	54
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	111	120
		313
Pipeline – 5.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 9/15/24	710	692
7.88%, 5/15/26 (1)	310	320
5.75%, 3/1/27 (1)	180	177
5.75%, 1/15/28 (1)	15	14
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (1)	100	107
Buckeye Partners L.P.,
4.13%, 3/1/25 (1)	155	157
3.95%, 12/1/26	185	187
4.13%, 12/1/27	50	51
4.50%, 3/1/28 (1)	150	154
5.85%, 11/15/43	155	153
Cheniere Energy Partners L.P.,
4.50%, 10/1/29	365	386
Cheniere Energy, Inc.,
4.63%, 10/15/28 (1)	365	383
CNX Midstream Partners L.P./CNX Midstream Finance Corp.,
6.50%, 3/15/26 (1)	100	102
DCP Midstream Operating L.P.,
4.75%, 9/30/21 (1)	50	51
5.38%, 7/15/25	25	27
5.13%, 5/15/29	75	83
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1) (7)	340	292

NORTHERN FUNDS QUARTERLY REPORT     53    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Pipeline – 5.1%continued
5.60%, 4/1/44	$195	$201
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	25	24
Energy Transfer Operating L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (2) (7)	75	60
EnLink Midstream LLC,
5.63%, 1/15/28 (1)	75	77
5.38%, 6/1/29	100	97
EnLink Midstream Partners L.P.,
4.40%, 4/1/24	25	25
4.15%, 6/1/25	5	5
4.85%, 7/15/26	105	103
5.60%, 4/1/44	75	60
5.05%, 4/1/45	105	84
5.45%, 6/1/47	120	97
EQM Midstream Partners L.P.,
4.75%, 7/15/23	75	79
4.00%, 8/1/24	25	26
6.00%, 7/1/25 (1)	140	153
4.13%, 12/1/26	140	141
6.50%, 7/1/27 (1)	145	163
5.50%, 7/15/28	275	301
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	125	122
6.25%, 5/15/26	200	188
8.00%, 1/15/27	75	74
7.75%, 2/1/28	75	72
Global Partners L.P./GLP Finance Corp.,
7.00%, 8/1/27	95	102
6.88%, 1/15/29 (1)	70	76
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	635	675
Hess Midstream Operations L.P.,
5.63%, 2/15/26 (1)	75	78
5.13%, 6/15/28 (1) (4)	75	78
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	25	25
NuStar Logistics L.P.,
5.75%, 10/1/25	110	117
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Pipeline – 5.1%continued
6.00%, 6/1/26	$25	$27
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	100	96
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2) (7)	225	183
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	50	52
4.95%, 7/15/29 (1)	25	26
6.88%, 4/15/40 (1)	50	54
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 8/15/22	87	78
5.75%, 4/15/25	138	88
Summit Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 7.43%), 9.50%, 12/15/22 (2) (7)	125	40
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 9/15/24 (1)	75	76
7.50%, 10/1/25 (1)	125	135
6.00%, 3/1/27 (1)	85	88
5.50%, 1/15/28 (1)	80	82
6.00%, 12/31/30 (1)	150	154
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 4/15/26	100	106
5.38%, 2/1/27	66	69
5.00%, 1/15/28	75	79
5.50%, 3/1/30	95	103
4.88%, 2/1/31 (1)	190	207
TransMontaigne Partners L.P./TLP Finance Corp.,
6.13%, 2/15/26	25	25
Western Midstream Operating L.P.,
4.00%, 7/1/22	25	26
3.95%, 6/1/25	25	26
4.75%, 8/15/28	25	26
5.05%, 2/1/30	270	302
5.45%, 4/1/44	75	76

MULTI-MANAGER FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Pipeline – 5.1%continued
5.30%, 3/1/48	$210	$208
6.25%, 2/1/50	5	6
		9,077
Power Generation – 0.9%
Calpine Corp.,
4.50%, 2/15/28 (1)	205	213
5.13%, 3/15/28 (4)	205	216
4.63%, 2/1/29 (1)	303	312
5.00%, 2/1/31 (1)	429	448
Clearway Energy Operating LLC,
5.75%, 10/15/25	50	53
5.00%, 9/15/26	100	103
4.75%, 3/15/28 (1)	25	27
NRG Energy, Inc.,
6.63%, 1/15/27	50	53
3.63%, 2/15/31 (1)	50	51
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	25	28
4.75%, 1/15/30 (1)	50	54
Vistra Operations Co. LLC,
5.00%, 7/31/27 (1)	75	79
		1,637
Property & Casualty Insurance – 2.3%
Acrisure LLC/Acrisure Finance, Inc.,
8.13%, 2/15/24 (1)	760	805
7.00%, 11/15/25 (1)	100	104
10.10%, 8/1/26 (1)	50	57
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27 (1)	315	337
AssuredPartners, Inc.,
7.00%, 8/15/25 (1)	1,730	1,790
5.63%, 1/15/29 (1)	175	183
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	105	114
HUB International Ltd.,
7.00%, 5/1/26 (1)	420	439
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	75	84
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Property & Casualty Insurance – 2.3%continued
Radian Group, Inc.,
4.50%, 10/1/24	$50	$53
4.88%, 3/15/27	100	110
		4,076
Publishing & Broadcasting – 1.0%
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	42	43
5.13%, 8/15/27 (1)	100	101
EW Scripps (The) Co.,
5.13%, 5/15/25 (1)	50	51
Gray Television, Inc.,
5.88%, 7/15/26 (1)	100	105
4.75%, 10/15/30 (1)	50	51
iHeartCommunications, Inc.,
6.38%, 5/1/26	26	28
5.25%, 8/15/27 (1)	50	53
4.75%, 1/15/28 (1)	25	26
Lamar Media Corp.,
4.00%, 2/15/30	75	78
National CineMedia LLC,
5.75%, 8/15/26	25	18
Nexstar Broadcasting, Inc.,
4.75%, 11/1/28 (1)	75	78
Salem Media Group, Inc.,
6.75%, 6/1/24 (1)	25	23
Scripps Escrow II, Inc.,
3.88%, 1/15/29 (1)	25	26
5.38%, 1/15/31 (1)	90	94
Scripps Escrow, Inc.,
5.88%, 7/15/27 (1)	25	26
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	51
5.50%, 3/1/30 (1)	25	26
4.13%, 12/1/30 (1)	50	51
TEGNA, Inc.,
4.63%, 3/15/28 (1)	125	128
5.00%, 9/15/29	75	79
Townsquare Media, Inc.,
2/1/26 (1) (8)	25	26
Urban One, Inc.,
8.75%, 12/15/22 (1)	720	698
		1,860

NORTHERN FUNDS QUARTERLY REPORT     55    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Railroad – 0.1%
Watco Cos. LLC/Watco Finance Corp.,
6.50%, 6/15/27(1)	$135	$146
Real Estate – 3.6%
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	25	28
Diversified Healthcare Trust,
9.75%, 6/15/25	75	85
EPR Properties,
4.50%, 6/1/27	110	110
4.95%, 4/15/28	60	60
3.75%, 8/15/29	80	77
ESH Hospitality, Inc.,
5.25%, 5/1/25 (1)	500	512
4.63%, 10/1/27 (1)	185	190
FelCor Lodging L.P.,
6.00%, 6/1/25	100	102
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25 (1)	50	53
GEO Group (The), Inc.,
6.00%, 4/15/26	25	20
Greystar Real Estate Partners LLC,
5.75%, 12/1/25 (1)	50	51
HAT Holdings I LLC/HAT Holdings II LLC,
5.25%, 7/15/24 (1)	75	78
3.75%, 9/15/30 (1)	25	26
Howard Hughes (The) Corp.,
5.38%, 3/15/25 (1)	50	52
5.38%, 8/1/28 (1)	50	54
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	310	324
5.25%, 3/15/28 (1)	180	190
5.00%, 7/15/28 (1)	135	143
4.88%, 9/15/29 (1)	355	374
5.25%, 7/15/30 (1)	230	248
4.50%, 2/15/31 (1)	25	26
5.63%, 7/15/32 (1)	240	265
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	75	76
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Real Estate – 3.6%continued
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
4.63%, 6/15/25 (1)	$135	$145
4.50%, 1/15/28	15	16
MPT Operating Partnership L.P./MPT Finance Corp.,
3.50%, 3/15/31	50	52
Newmark Group, Inc.,
6.13%, 11/15/23	75	81
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	170	184
5.88%, 10/1/28 (1)	140	149
Realogy Group LLC/Realogy Co-Issuer Corp.,
4.88%, 6/1/23 (1)	95	97
7.63%, 6/15/25 (1)	250	271
9.38%, 4/1/27 (1)	450	498
RHP Hotel Properties L.P./RHP Finance Corp.,
4.75%, 10/15/27	275	285
Service Properties Trust,
5.00%, 8/15/22	25	25
4.35%, 10/1/24	25	25
7.50%, 9/15/25	25	29
4.95%, 2/15/27	25	25
5.50%, 12/15/27	25	27
4.95%, 10/1/29	150	150
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.13%, 12/15/24 (1)	155	157
7.88%, 2/15/25 (1)	585	628
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
6.00%, 4/15/23 (1)	335	342
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/1/26 (1)	50	52
3.75%, 2/15/27 (1)	25	26
XHR L.P.,
6.38%, 8/15/25 (1)	50	53
		6,461

MULTI-MANAGER FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Refining & Marketing – 0.2%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
11.00%, 4/15/25 (1)	$40	$40
Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	125	115
CITGO Petroleum Corp.,
6.25%, 8/15/22 (1)	25	24
7.00%, 6/15/25 (1)	25	25
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	53
PBF Holding Co. LLC/PBF Finance Corp.,
9.25%, 5/15/25 (1)	25	25
6.00%, 2/15/28	50	29
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	80
		391
Renewable Energy – 0.1%
EnerSys,
4.38%, 12/15/27(1)	155	164
Restaurants – 0.4%
Dave & Buster's, Inc.,
7.63%, 11/1/25 (1)	25	26
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	150	149
8.75%, 10/1/25 (1)	125	129
IRB Holding Corp.,
7.00%, 6/15/25 (1)	25	27
6.75%, 2/15/26 (1)	50	52
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (1)	250	259
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	75	78
		720
Retail - Consumer Discretionary – 3.0%
Abercrombie & Fitch Management Co.,
8.75%, 7/15/25 (1)	25	28
Asbury Automotive Group, Inc.,
4.50%, 3/1/28	68	71
4.75%, 3/1/30	135	145
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Retail - Consumer Discretionary – 3.0%continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
6.38%, 4/1/24 (1)	$25	$25
5.25%, 3/15/25 (1)	210	211
5.75%, 7/15/27 (1)	50	51
Beacon Roofing Supply, Inc.,
4.88%, 11/1/25 (1)	545	558
4.50%, 11/15/26 (1)	25	26
Builders FirstSource, Inc.,
6.75%, 6/1/27 (1)	113	123
5.00%, 3/1/30 (1)	25	27
Burlington Coat Factory Warehouse Corp.,
6.25%, 4/15/25 (1)	25	27
Gap (The), Inc.,
8.63%, 5/15/25 (1)	75	84
Hertz (The) Corp.,
5.50%, 10/15/24 (1) (5)	125	67
6.00%, 1/15/28 (1) (5) (10)	50	27
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	25	26
L Brands, Inc.,
6.88%, 7/1/25 (1)	25	27
9.38%, 7/1/25 (1)	85	105
5.25%, 2/1/28	80	83
7.50%, 6/15/29	50	56
6.63%, 10/1/30 (1)	215	239
6.88%, 11/1/35	50	56
6.75%, 7/1/36	100	111
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	25	26
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	25	26
4.38%, 1/15/31 (1)	25	27
Michaels Stores, Inc.,
8.00%, 7/15/27 (1)	50	54
4.75%, 10/1/27 (1)	25	26
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22 (1)	115	109
Penske Automotive Group, Inc.,
3.50%, 9/1/25	175	178
5.50%, 5/15/26	215	223

NORTHERN FUNDS QUARTERLY REPORT     57    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Retail - Consumer Discretionary – 3.0%continued
PetSmart, Inc.,
7.13%, 3/15/23 (1)	$250	$250
QVC, Inc.,
4.75%, 2/15/27	50	54
Sonic Automotive, Inc.,
6.13%, 3/15/27	75	79
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 9/30/26 (1)	600	636
SRS Distribution, Inc.,
8.25%, 7/1/26 (1)	290	308
Staples, Inc.,
7.50%, 4/15/26 (1)	315	329
10.80%, 4/15/27 (1)	125	124
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	745	794
		5,416
Retail - Consumer Staples – 0.5%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	25
Performance Food Group, Inc.,
5.50%, 6/1/24 (1)	80	81
6.88%, 5/1/25 (1)	60	64
5.50%, 10/15/27 (1) (4)	405	427
U.S. Foods, Inc.,
5.88%, 6/15/24 (1)	10	10
6.25%, 4/15/25 (1) (4)	175	187
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	25	26
		820
Semiconductors – 0.2%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	260	282
Entegris, Inc.,
4.63%, 2/10/26 (1)	25	26
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	50	52
Qorvo, Inc.,
4.38%, 10/15/29	75	82
		442
Software & Services – 2.6%
Ascend Learning LLC,
6.88%, 8/1/25 (1)	50	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Software & Services – 2.6%continued
Banff Merger Sub, Inc.,
9.75%, 9/1/26 (1)	$125	$135
Boxer Parent Co., Inc.,
7.13%, 10/2/25 (1)	25	27
9.13%, 3/1/26 (1)	25	27
BY Crown Parent LLC,
7.38%, 10/15/24 (1)	50	51
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1) (4)	100	100
Dun & Bradstreet (The) Corp.,
10.30%, 2/15/27 (1)	75	85
Exela Intermediate LLC/Exela Finance, Inc.,
10.00%, 7/15/23 (1)	125	38
J2 Global, Inc.,
4.63%, 10/15/30 (1)	395	417
LogMeIn, Inc,
5.50%, 9/1/27 (1)	125	131
MPH Acquisition Holdings LLC,
5.75%, 11/1/28 (1)	355	349
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/1/28 (1)	320	348
5.88%, 10/1/30 (1)	475	537
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	75	80
Presidio Holdings, Inc.,
8.25%, 2/1/28 (1)	390	430
Rackspace Technology Global, Inc.,
5.38%, 12/1/28 (1)	200	209
Refinitiv U.S. Holdings, Inc.,
6.25%, 5/15/26 (1)	25	27
8.25%, 11/15/26 (1)	50	55
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	50	59
7.38%, 9/1/25 (1)	25	27
Science Applications International Corp.,
4.88%, 4/1/28 (1)	50	53
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
4.63%, 11/1/26 (1)	25	26
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (1)	370	383

MULTI-MANAGER FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Software & Services – 2.6%continued
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	$415	$443
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25 (1)	327	338
Vericast Corp.,
8.38%, 8/15/22 (1)	75	76
Veritas U.S., Inc./Veritas Bermuda Ltd.,
7.50%, 9/1/25 (1)	175	180
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	25	27
		4,709
Supermarkets & Pharmacies – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
5.75%, 3/15/25	21	22
4.63%, 1/15/27 (1)	50	53
3.50%, 3/15/29 (1)	25	25
Rite Aid Corp.,
7.50%, 7/1/25 (1)	34	35
8.00%, 11/15/26 (1)	52	56
SEG Holding LLC/SEG Finance Corp.,
5.63%, 10/15/28 (1)	100	106
		297
Tobacco – 0.0%
Vector Group Ltd.,
6.13%, 2/1/25 (1)	25	25
10.50%, 11/1/26 (1)	25	27
		52
Transportation & Logistics – 0.3%
BCD Acquisition, Inc.,
9.63%, 9/15/23 (1)	25	26
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	25	26
Navistar International Corp.,
9.50%, 5/1/25 (1)	125	140
6.63%, 11/1/25 (1)	50	52
Wabash National Corp.,
5.50%, 10/1/25 (1)	50	51
Western Global Airlines LLC,
10.38%, 8/15/25 (1)	50	56
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Transportation & Logistics – 0.3%continued
XPO Logistics, Inc.,
6.13%, 9/1/23 (1)	$175	$178
6.25%, 5/1/25 (1)	50	54
		583
Travel & Lodging – 0.5%
Arrow Bidco LLC,
9.50%, 3/15/24 (1)	25	22
Hilton Domestic Operating Co., Inc.,
5.38%, 5/1/25 (1)	210	223
5.75%, 5/1/28 (1)	70	76
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
4.88%, 4/1/27	35	37
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28	25	25
Wyndham Destinations, Inc.,
6.63%, 7/31/26 (1)	75	86
4.63%, 3/1/30 (1)	25	26
Wyndham Hotels & Resorts, Inc.,
5.38%, 4/15/26 (1)	105	109
4.38%, 8/15/28 (1)	220	229
		833
Utilities – 0.7%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	75	83
5.75%, 5/20/27	25	28
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 5/1/21	50	48
10.00%, 4/15/25 (1)	25	28
Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp.,
8.63%, 6/15/20	50	13
FirstEnergy Corp.,
7.38%, 11/15/31	70	100
4.85%, 7/15/47	290	361
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (1)	100	107
Talen Energy Supply LLC,
10.50%, 1/15/26 (1)	290	258
7.25%, 5/15/27 (1)	140	149

NORTHERN FUNDS QUARTERLY REPORT     59    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Utilities – 0.7%continued
6.63%, 1/15/28 (1)	$85	$89
7.63%, 6/1/28 (1)	75	81
		1,345
Waste & Environment Services & Equipment – 0.2%
Covanta Holding Corp.,
5.00%, 9/1/30	50	53
Harsco Corp.,
5.75%, 7/31/27 (1)	325	344
		397
Wireless Telecommunications Services – 0.6%
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	100	113
Sprint Capital Corp.,
8.75%, 3/15/32	265	420
Sprint Communications, Inc.,
9.25%, 4/15/22	25	27
Sprint Corp.,
7.13%, 6/15/24	50	58
7.63%, 3/1/26	255	317
T-Mobile U.S.A., Inc.,
6.00%, 4/15/24	75	76
6.50%, 1/15/26	25	26
		1,037
Wireline Telecommunications Services – 1.5%
CenturyLink, Inc.,
5.80%, 3/15/22	100	104
6.75%, 12/1/23	25	28
7.50%, 4/1/24	25	28
4.50%, 1/15/29 (1)	235	239
Consolidated Communications, Inc.,
6.50%, 10/1/28 (1)	25	27
Embarq Corp.,
8.00%, 6/1/36	100	123
Frontier Communications Corp.,
10.50%, 9/15/22 (5)	395	205
5.88%, 10/15/27 (1)	185	200
5.00%, 5/1/28 (1)	145	151
6.75%, 5/1/29 (1)	95	102
GTT Communications, Inc.,
7.88%, 12/31/24 (1)	1,850	740
Level 3 Financing, Inc.,
5.38%, 5/1/25	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Wireline Telecommunications Services – 1.5%continued
4.63%, 9/15/27 (1)	$260	$272
4.25%, 7/1/28 (1)	50	51
QualityTech L.P./QTS Finance Corp.,
3.88%, 10/1/28 (1)	25	26
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	50	50
Zayo Group Holdings, Inc.,
4.00%, 3/1/27 (1)	50	50
6.13%, 3/1/28 (1)	205	217
		2,639
Total Corporate Bonds
(Cost $126,213)		131,088

FOREIGN ISSUER BONDS – 10.5%
Airlines – 0.3%
Air Canada,
7.75%, 4/15/21 (1)	50	50
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25 (1)	25	27
4.75%, 10/20/28 (1)	315	344
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1)	50	56
		477
Auto Parts Manufacturing – 0.3%
Clarios Global L.P.,
6.75%, 5/15/25 (1)	50	54
Clarios Global L.P./Clarios U.S. Finance Co.,
6.25%, 5/15/26 (1)	125	134
8.50%, 5/15/27 (1)	245	266
		454
Cable & Satellite – 0.1%
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28(1)	200	208
Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd.,
8.25%, 3/1/24(1)	100	94
Chemicals – 0.7%
Methanex Corp.,
5.13%, 10/15/27	25	27

MULTI-MANAGER FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.5% continued
Chemicals – 0.7%continued
Nouryon Holding B.V.,
8.00%, 10/1/26 (1)	$305	$324
NOVA Chemicals Corp.,
4.88%, 6/1/24 (1)	145	151
5.00%, 5/1/25 (1)	25	26
5.25%, 6/1/27 (1)	318	339
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	350	358
Tronox Finance PLC,
5.75%, 10/1/25 (1)	85	88
		1,313
Commercial Finance – 0.2%
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/24(1) (3)	444	397
Consumer Finance – 0.0%
Fairstone Financial, Inc.,
7.88%, 7/15/24(1)	50	53
Consumer Services – 0.3%
Garda World Security Corp.,
8.75%, 5/15/25 (1)	390	406
4.63%, 2/15/27 (1)	50	50
		456
Containers & Packaging – 0.5%
Cascades, Inc./Cascades U.S.A., Inc.,
5.38%, 1/15/28 (1)	50	53
Intelligent Packaging Holdco Issuer L.P.,
9.00%, 1/15/26 (1) (3)	25	25
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	550	565
Trivium Packaging Finance B.V.,
8.50%, 8/15/27 (1)	205	225
		868
Entertainment Resources – 0.1%
Motion Bondco DAC,
6.63%, 11/15/27(1)	240	249
Exploration & Production – 0.1%
Leviathan Bond Ltd.,
6.13%, 6/30/25 (4)	25	28
6.50%, 6/30/27 (4)	25	28
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.5% continued
Exploration & Production – 0.1%continued
MEG Energy Corp.,
7.00%, 3/31/24 (1)	$15	$15
7.13%, 2/1/27 (1)	125	129
OGX Austria GmbH,
8.50%, 6/1/18 (1) (5) (10) (11)	2,420	—
8.38%, 4/1/22 (1) (5) (10) (11)	1,800	—
Seven Generations Energy Ltd.,
6.88%, 6/30/23 (1)	18	18
5.38%, 9/30/25 (1)	25	26
		244
Financial Services – 0.0%
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24(1)	50	51
Food & Beverage – 0.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.,
8.50%, 12/15/22 (1)	75	77
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	75	82
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	125	144
		303
Hardware – 0.0%
Seagate HDD Cayman,
3.13%, 7/15/29 (1)	25	25
3.38%, 7/15/31 (1)	25	25
		50
Home Improvement – 0.1%
Masonite International Corp.,
5.75%, 9/15/26 (1)	25	26
5.38%, 2/1/28 (1)	125	134
		160
Homebuilders – 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.,
6.38%, 5/15/25 (1)	25	26
4.88%, 2/15/30 (1)	50	52
Empire Communities Corp.,
7.00%, 12/15/25 (1)	25	26

NORTHERN FUNDS QUARTERLY REPORT     61    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.5% continued
Homebuilders – 0.1%continued
Mattamy Group Corp.,
4.63%, 3/1/30 (1)	$75	$79
		183
Industrial Other – 0.0%
Ritchie Bros. Auctioneers, Inc.,
5.38%, 1/15/25(1)	50	51
Integrated Oils – 0.1%
Cenovus Energy, Inc.,
3.00%, 8/15/22	50	51
5.25%, 6/15/37	25	28
5.40%, 6/15/47	50	59
		138
Machinery Manufacturing – 0.5%
ATS Automation Tooling Systems, Inc.,
4.13%, 12/15/28 (1)	70	71
Husky III Holding Ltd.,
13.00%, (100% Cash), 2/15/25 (1) (3) (4)	50	55
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26 (1)	800	832
		958
Metals & Mining – 1.8%
ArcelorMittal S.A.,
4.55%, 3/11/26	50	56
7.25%, 10/15/39	80	112
7.00%, 3/1/41	60	83
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	1,695	1,835
Constellium S.E.,
5.63%, 6/15/28 (1)	285	307
First Quantum Minerals Ltd.,
6.50%, 3/1/24 (1)	200	206
Hudbay Minerals, Inc.,
7.63%, 1/15/25 (1)	262	272
6.13%, 4/1/29 (1)	180	194
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	25
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22 (1)	25	21
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.5% continued
Metals & Mining – 1.8%continued
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (5)	$1,905	$13
Taseko Mines Ltd.,
8.75%, 6/15/22 (1)	75	76
		3,200
Oil & Gas Services & Equipment – 0.5%
Ensign Drilling, Inc.,
9.25%, 4/15/24 (1)	100	60
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	25	18
7.50%, 1/15/28 (1)	50	34
Noble Holding International Ltd.,
7.88%, 2/1/26 (1) (5) (10)	100	40
Precision Drilling Corp.,
7.75%, 12/15/23	25	23
5.25%, 11/15/24	25	22
7.13%, 1/15/26 (1)	75	65
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/25 (1)	75	34
Transocean Guardian Ltd.,
5.88%, 1/15/24 (1)	59	49
Transocean Sentry Ltd.,
5.38%, 5/15/23 (1)	48	44
Transocean, Inc.,
7.25%, 11/1/25 (1)	720	367
11.50%, 1/30/27 (1)	114	81
8.00%, 2/1/27 (1)	25	12
		849
Pharmaceuticals – 0.8%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	540	557
9.00%, 12/15/25 (1)	200	221
7.00%, 1/15/28 (1)	25	27
5.00%, 1/30/28 (1)	75	77
5.00%, 2/15/29 (1)	75	77
7.25%, 5/30/29 (1)	50	56
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1)	72	80
6.00%, 6/30/28 (1)	116	99

MULTI-MANAGER FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.5% continued
Pharmaceuticals – 0.8%continued
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.75%, 8/1/22 (1) (5)	$100	$35
10.00%, 4/15/25 (1) (5) (10)	75	81
Teva Pharmaceutical Finance Netherlands III B.V.,
4.10%, 10/1/46	75	67
		1,377
Railroad – 0.2%
Bombardier, Inc.,
6.00%, 10/15/22 (1)	25	25
6.13%, 1/15/23 (1)	150	147
7.50%, 12/1/24 (1)	50	48
7.88%, 4/15/27 (1)	120	110
		330
Refining & Marketing – 0.0%
Parkland Corp.,
6.00%, 4/1/26 (1)	25	26
5.88%, 7/15/27 (1)	50	54
		80
Restaurants – 0.3%
1011778 B.C. ULC/New Red Finance, Inc.,
4.25%, 5/15/24 (1)	61	62
5.75%, 4/15/25 (1)	65	70
3.50%, 2/15/29 (1)	25	25
4.00%, 10/15/30 (1)	395	400
		557
Software & Services – 0.3%
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	75	78
Nielsen Co. Luxembourg (The) S.a.r.l.,
5.00%, 2/1/25 (1)	205	211
Open Text Corp.,
5.88%, 6/1/26 (1)	150	156
3.88%, 2/15/28 (1)	50	52
		497
Travel & Lodging – 1.2%
Carnival Corp.,
11.50%, 4/1/23 (1)	320	370
10.50%, 2/1/26 (1)	210	245
7.63%, 3/1/26 (1)	90	98
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.5% continued
Travel & Lodging – 1.2%continued
9.88%, 8/1/27 (1)	$160	$184
6.65%, 1/15/28	50	52
NCL Corp. Ltd.,
12.30%, 5/15/24 (1)	25	30
3.63%, 12/15/24 (1)	25	24
10.30%, 2/1/26 (1)	50	58
5.88%, 3/15/26 (1)	130	137
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	255	256
10.90%, 6/1/23 (1)	125	142
9.13%, 6/15/23 (1)	25	27
11.50%, 6/1/25 (1)	265	310
3.70%, 3/15/28	50	44
Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	75	73
13.00%, 5/15/25 (1)	50	60
5.88%, 9/15/27 (1)	50	49
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	50	50
		2,209
Waste & Environment Services & Equipment – 0.0%
GFL Environmental, Inc.,
4.00%, 8/1/28(1)	25	25
Wireless Telecommunications Services – 1.2%
Altice France S.A.,
7.38%, 5/1/26 (1)	490	516
8.13%, 2/1/27 (1)	200	220
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	700	754
Digicel Group 0.5 Ltd.,
10.00%, 4/1/24 (3)	130	117
8.00%, 4/1/25 (1) (3)	46	24
Intelsat Jackson Holdings S.A.,
8.00%, 2/15/24 (1) (5)	250	256
8.50%, 10/15/24 (1) (5)	75	54
9.75%, 7/15/25 (1) (5)	50	36
Intelsat Luxembourg S.A.,
8.13%, 6/1/23 (5)	50	2
Telesat Canada/Telesat LLC,
4.88%, 6/1/27 (1)	50	52
6.50%, 10/15/27 (1)	25	26

NORTHERN FUNDS QUARTERLY REPORT     63    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.5% continued
Wireless Telecommunications Services – 1.2%continued
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (7)	$75	$93
		2,150
Wireline Telecommunications Services – 0.5%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	200	224
6.00%, 2/15/28 (1) (4)	465	471
Telecom Italia Capital S.A.,
6.38%, 11/15/33	25	31
6.00%, 9/30/34	75	91
7.20%, 7/18/36	25	34
Telecom Italia S.p.A.,
5.30%, 5/30/24 (1)	25	27
		878
Total Foreign Issuer Bonds
(Cost $23,817)		18,859

TERM LOANS – 8.2% (13)
Auto Parts Manufacturing – 0.8%
DexKo Global, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 8.25%), 9.25%, 7/24/25	1,460	1,447
Casinos & Gaming – 0.1%
Boyd Gaming Corp., Refinancing Term B Loan,
(Floating, ICE LIBOR USD 1W + 2.25%), 2.35%, 9/15/23	33	33
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 12.00%, 1.00% Floor), 13.00%, 10/4/23	25	28
Golden Nugget, Inc., Initial B Term Loan,
(Floating, ICE LIBOR USD 2M + 2.50%, 0.75% Floor), 3.25%, 10/4/23	69	66
		127
Chemicals – 0.1%
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%), 2.65%, 5/7/25	73	70
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 8.2% (13)continued
Chemicals – 0.1%continued
Solenis Holdings LLC, Initial Dollar Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%), 4.23%, 6/26/25	$2	$2
Solenis Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.50%), 8.73%, 6/26/26	105	104
		176
Consumer Products – 0.5%
Parfums Holding Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.75%, 1.00% Floor), 9.75%, 6/30/25	777	774
Sunshine Luxembourg VII SARL, Facility B1,
(Floating, ICE LIBOR USD 3M + 4.00%, 1.00% Floor), 5.00%, 10/1/26	107	107
		881
Containers & Packaging – 0.1%
BWay Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%), 3.48%, 4/3/24	111	107
Flex Acquisition Company, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor), 4.00%, 12/29/23	79	78
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 4.00%, 12/29/23	5	6
		191
Distributors - Consumer Discretionary – 0.2%
American Tire Distributors, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 6.00%, 1.00% Floor), 7.00%, 9/1/23	197	191
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 9/2/24	129	122
		313

MULTI-MANAGER FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 8.2% (13)continued
Educational Services – 0.9%
KUEHG Corp., Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 8.25%, 1.00% Floor), 9.25%, 8/22/25	$1,020	$968
Learning Care Group (US) No. 2, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 8.50%, 3/13/26	770	743
		1,711
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 5.50%), 5.75%, 2/10/27	49	49
Diamond Sports Group LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%), 3.40%, 8/24/26	49	43
		92
Entertainment Resources – 0.1%
Life Time Fitness, Inc., 2017 Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 3.75%, 6/10/22	91	88
UFC Holdings LLC, Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 4.25%, 4/29/26	72	72
		160
Health Care – 0.0%
ADMI Corp., Amendment No. 3 Incremental Term Loan,
12/23/27(14)	75	75
Health Care Facilities & Services – 1.0%
Dentalcorp Health Services ULC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 6/8/26	1,580	1,572
Milano Acquisition Corp., Term Loan B,
(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 4.75%, 10/1/27	225	225
		1,797
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 8.2% (13)continued
Home Improvement – 0.1%
Ply Gem Midco, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%), 3.90%, 4/12/25	$114	$114
Internet Media – 0.7%
Auction.com LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor), 9.00%, 9/29/25(9)	1,360	1,295
Machinery Manufacturing – 0.1%
Welbilt, Inc., Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.50%), 2.65%, 10/23/25	125	118
Metals & Mining – 0.3%
RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M + 10.00%, 1.00% Floor), 11.00%, 5/31/23(9)	671	637
Oil & Gas Services & Equipment – 0.0%
ChampionX Holding, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor), 6.00%, 6/3/27	74	75
Oil, Gas & Coal – 0.0%
Parker Drilling Co., Initial Loan,
(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK), 11.00%, 3/26/24(3)	16	14
Pipeline – 0.3%
BCP Raptor LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.25%, 1.00% Floor), 5.25%, 6/24/24	191	174
Lower Cadence Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%), 4.15%, 5/22/26	312	304
		478

NORTHERN FUNDS QUARTERLY REPORT     65    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 8.2% (13)continued
Power Generation – 0.1%
Granite Generation LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 4.75%, 11/9/26	$97	$98
(Floating, ICE LIBOR USD 3M + 3.75%, 1.00% Floor), 4.75%, 11/9/26	18	18
		116
Property & Casualty Insurance – 1.4%
Asurion LLC, Second Lien Replacement B-2 Term Loan,
(Floating, ICE LIBOR USD 1M + 6.50%), 6.65%, 8/4/25	2,330	2,345
Hub International Ltd., B-2 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 1.00% Floor), 5.00%, 4/25/25	99	99
		2,444
Publishing & Broadcasting – 0.1%
Cengage Learning, Inc., 2016 Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 5.25%, 6/7/23	123	118
Clear Channel Outdoor Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.50%), 3.71%, 8/21/26	25	23
		141
Restaurants – 0.0%
1011778 B.C. Unlimited Liability Co., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 11/19/26	33	32
Retail - Consumer Discretionary – 0.3%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor), 5.75%, 9/25/24	459	460
Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 5.00%), 5.21%, 4/16/26	74	71
		531
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 8.2% (13)continued
Software & Services – 0.7%
athenahealth, Inc., Term B Loan,
(Floating, ICE LIBOR USD 1M + 4.50%), 4.65%, 2/11/26	$169	$169
Ivanti Software, Inc., Initial Term Loan,
12/1/27 (14)	240	239
Redstone Holdco 2 L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 2M + 5.00%, 1.00% Floor), 6.00%, 9/1/27	100	100
Software Luxembourg Acquisition S.a r.l., Second Out Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 4/27/25	630	628
Verscend Holding Corp., Term B Loan,
(Floating, ICE LIBOR USD 1M + 4.50%), 4.65%, 8/27/25	57	57
		1,193
Travel & Lodging – 0.1%
Carnival Corp., Initial Advance,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 6/30/25	104	107
Utilities – 0.0%
PG&E Corp., Loan,
(Floating, ICE LIBOR USD 1M + 4.50%, 1.00% Floor), 5.50%, 6/23/25	50	50
Wireless Telecommunications Services – 0.1%
Altice France S.A., Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%), 4.24%, 8/14/26	47	47
Intelsat Jackson Holdings S.A., DIP Facility,
(Floating, ICE LIBOR USD 3M + 5.50%, 1.00% Floor), 6.50%, 7/13/22	85	87
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan,
(Floating, ICE PRIME USD 1M + 4.75%, 1.00% Floor), 8.00%, 11/27/23 (15)	125	126
		260

MULTI-MANAGER FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 8.2% (13)continued
Wireline Telecommunications Services – 0.1%
Frontier Communications Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor), 5.75%, 10/8/21	$50	$50
GTT Communications, Inc., Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 1.00% Floor), 6.00%, 12/28/21	91	84
		134
Total Term Loans
(Cost $14,793)		14,709

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.1%
Chemicals – 0.1%
Utex Industries, Inc.(4) (9)	2,200	$108
Distributors – 0.3%
ATD New Holdings, Inc.*	22,076	515
Energy Equipment & Services – 0.0%
FTS International, Inc., Class A*	2,883	55
Parker Drilling Co.*	917	3
		58
IT Services – 0.7%
Cognizant Technology Solutions Corp., Class A(9)	5,898	1,161
Metals & Mining – 1.0%
Algoma Steel Parent GP S.A.(10) (11) *	4,899	—
Algoma Steel Parent S.C.A.(9) (10) *	4,899	34
Real Alloy Parent, Inc.(9) (10) *	48	1,719
		1,753
Oil, Gas & Consumable Fuels – 0.0%
Cloud Peak Energy, Inc.(10) (11) *	20	—
Denbury, Inc.*	2,116	54
Whiting Petroleum Corp.*	708	18
		72
Software – 0.0%
Avaya Holdings Corp.*	1,376	26
Total Common Stocks
(Cost $3,413)		3,693

OTHER – 0.0%
Escrow Appvion, Inc.(10) (11) *	225,000	—
	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0% continued
Escrow Bruin E&P Partners LLC(1) (6) (9) *	225,000	$—
Escrow Cloud Peak Energy, Inc.(11) *	250,000	—
Escrow GenOn Energy, Inc.(10) (11) *	25,000	—
Escrow Hercules Offshore, Inc.(10) (11) *	3,570	—
Escrow High Ridge(1) (9)	1,100,000	17
Escrow Washington Mutual Bank(4) (9) *	250,000	3
Total Other
(Cost $355)		20

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Appvion, Inc. Class A, Exp. 6/13/23, Strike $0.00(11) *	219	$—
Appvion, Inc. Class B, Exp. 6/13/23, Strike $0.00(11) *	219	—
Denbury, Inc., Exp. 9/18/25, Strike $32.59*	1,236	8
iHeartMedia, Inc., Exp. 5/1/39, Strike $0.00(4) *	419	5
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(10) (11)	5,500	—
Total Warrants
(Cost $18)		13

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(16) (17)	5,606,317	$5,606
Total Investment Companies
(Cost $5,606)		5,606

Total Investments – 97.2%
(Cost $174,671)		174,511
Other Assets less Liabilities – 2.8%		4,945
NET ASSETS – 100.0%		$179,456

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Restricted security.
(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)	Value rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT     67    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
(7)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(8)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(9)	Level 3 asset.
(10)	Restricted security that has been deemed illiquid. At December 31, 2020, the value of these restricted illiquid securities amounted to approximately $4,571,000 or 2.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Algoma Steel Parent GP S.A.	3/31/20	$47
Algoma Steel Parent S.C.A.	3/31/20	47
Algoma Steel Parent S.C.A., 0.00%, 11/30/47	3/31/20	176
Cloud Peak Energy, Inc.	9/30/20	—
Escrow Appvion, Inc.	8/24/18	—
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow Hercules Offshore, Inc.	11/9/15	24
Hertz (The) Corp., 6.00%, 1/15/28	3/26/20-4/7/20	26
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 10.00%, 4/15/25	10/15/20-10/16/20	82
Noble Holding International Ltd., 7.88%, 2/1/26	1/17/18-11/4/19	94
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265
Real Alloy Parent, Inc.	5/31/18	1,738
Specialty Steel Supply, Inc., 11.00%, 11/15/22	11/16/17	2,670
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00	12/3/20	—

(11)	Level 3 asset that is worthless, bankrupt or has been delisted.
(12)	Variable rate is calculated based on the issuer’s annual income subject to certain fees.
(13)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(14)	Position is unsettled. Contract rate was not determined at December 31, 2020 and does not take effect until settlement date.
(15)	Issuer has defaulted on terms of debt obligation.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of December 31, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1W - 1 Week

2M - 2 Month

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

CP - Commercial Paper

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PIK - Payment In-Kind

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$523	$—	$523
Corporate Bonds:
Entertainment Resources	—	2,959	1,088	4,047
Iron & Steel	—	—	2,670	2,670
Manufactured Goods	—	322	1,532	1,854
All Other Industries(1)	—	122,517	—	122,517
Total Corporate Bonds	—	125,798	5,290	131,088
Foreign Issuer Bonds(1)	—	18,859	—	18,859

MULTI-MANAGER FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Term Loans:
Internet Media	$—	$—	$1,295	$1,295
Metals & Mining	—	—	637	637
All Other Industries(1)	—	12,777	—	12,777
Total Term Loans	—	12,777	1,932	14,709
Common Stocks:
Chemicals	—	—	108	108
Distributors	—	515	—	515
IT Services	—	—	1,161	1,161
Metals & Mining	—	—	1,753	1,753
All Other Industries(1)	156	—	—	156
Total Common Stocks	156	515	3,022	3,693
Other	—	—	20	20
Warrants	—	13	—	13
Investment Companies	5,606	—	—	5,606
Total Investments	$5,762	$158,485	$10,264	$174,511

(1)	Classifications as defined in the Schedule of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/20 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 12/31/20 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/20 (000S)
Corporate Bonds
Consumer Products	$—	$(6)	$(1,050)	$1,075	$—	$(19)	$—	$—	$—	$—
Entertainment Resources	975	2	—	111	—	—	—	—	1,088	112
Iron & Steel	2,376	—	—	294	—	—	—	—	2,670	245
Manufactured Goods	1,448	19	1	43	47	(26)	—	—	1,532	43
Metals & Mining	—	(89)	(1,254)	1,254	—	89	—	—	—	—
Term Loans
Internet Media	1,253	2	—	40	—	—	—	—	1,295	40
Metals & Mining	565	—	—	50	22	—	—	—	637	50
Common Stocks
Chemicals	—	—	—	—	108	—	—	—	108	—
Distributors	435	—	—	80	—	—	—	(515)	—	—
IT Services	—	—	—	382	779	—	—	—	1,161	382
Metals & Mining	1,577	—	—	142	—	—	34	—	1,753	150
Other	3	—	—	(203)	220	—	—	—	20	(203)
Total	$8,632	$(72)	$(2,303)	$3,268	$1,176	$44	$34	$(515)	$10,264	$819
NORTHERN FUNDS QUARTERLY REPORT     69    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	December 31, 2020 (UNAUDITED)
Securities valued at $37 included in the Balance as of 12/31/20 above were valued using evaluated prices provided by a third party provider. Valuation using evaluated prices by a third party provider were also responsible for securities that were transferred into level 3, as noted above. Securities valued at $10,227 included in the Balance as of 12/31/20 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee. Transfers out of Level 3, noted above, were due to the Fund receiving an evaluated price from a vendor.
	FAIR VALUE AT 12/31/20 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$5,307	Market Approach	Yield(1)	2.8%-10.0% (5.0%)
		Market Approach	Estimated Recovery Value(3)	Not Applicable
Term Loans	$1,932	Market Approach	Yield(1)	4.2%-7.6% (6.5%)
		Market Approach	Market Comparables(2)	6.0%
Common Stocks	$2,988	Discounted Cash Flow / Market Approach	Discount Rate / EBITDA Multiple(2)	12.6%/6.1x
		Discounted Cash Flow / Market Approach	Discount Rate(2)	9.0%

(1)The significant unobservable inputs that were used in the fair value measurement are: Yield. Significant decreases (increases) in yield would have resulted in a significantly higher (lower) fair value measurement.
(2)The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.
(3)The significant unobservable inputs that can be used in the fair value measurement are: Estimated Recovery Value. Significant increases (decreases) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,591	$273,111	$279,096	$5	$5,606	5,606,317
MULTI-MANAGER FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT